UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/06

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS
Mellon Large Cap Stock Fund
November 30, 2006 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)

Consumer Discretionary--13.8%
Aeropostale	189,900 a,b	5,742,576
Bed Bath & Beyond	151,400 b	5,866,750
Best Buy	281,300	15,463,061
BorgWarner	112,300 a	6,490,940
Chico's FAS	276,430 a,b	6,565,213
Coach	283,600 b	12,254,356
Coldwater Creek	312,860 b	7,868,429
D.R. Horton	366,800 a	9,771,552
Family Dollar Stores	345,600 a	9,638,784
Federated Department Stores	265,900 a	11,191,731
Ford Motor	1,155,400 a,b	9,393,402
Fortune Brands	104,310 a	8,438,679
Harley-Davidson	244,700 a	18,051,519
Harman International Industries	74,300	7,715,312
McDonald's	307,760 a	12,916,687
News, Cl. B	1,523,040 a	32,791,051
NIKE, Cl. B	158,400	15,673,680
Starbucks	546,360 b	19,281,044
Starwood Hotels & Resorts
Worldwide	295,000	18,930,150
Target	332,550	19,317,830
Thor Industries	106,500 a	4,820,190
		258,182,936
Consumer Staples--8.1%
Anheuser-Busch Cos.	360,100	17,108,351
Avon Products	315,200	10,288,128
General Mills	313,640	17,548,158
PepsiCo	415,717	25,761,983
Procter & Gamble	679,743	42,681,063
Wal-Mart Stores	492,184	22,689,682
Walgreen	388,300	15,722,267
		151,799,632
Energy--10.3%
Apache	185,890 a	12,999,288
ConocoPhillips	360,420	24,256,266
Devon Energy	230,912	16,942,013
Exxon Mobil	862,180	66,224,046
Hess	281,490	14,150,502
Occidental Petroleum	354,620	17,851,571
Suncor Energy	173,780 a	13,732,096
Transocean	151,600 b	11,817,220
XTO Energy	316,420 a	16,010,852
		193,983,854
Financial--20.0%
Allstate	185,240	11,759,035
American Express	149,690	8,789,797
American International Group	579,940	40,781,381
Bank of America	408,575	22,001,764
Bear Stearns Cos.	52,960	8,075,341
Capital One Financial	224,670	17,497,300
Citigroup	586,739	29,096,387

Commerce Bancorp/NJ	137,800 a	4,789,928
Fannie Mae	191,740	10,934,932
Freddie Mac	249,630	16,765,151
Goldman Sachs Group	141,610	27,585,628
JPMorgan Chase & Co.	951,236	44,023,202
Legg Mason	141,300 a	13,474,368
Lehman Brothers Holdings	194,960	14,362,703
Morgan Stanley	155,600	11,850,496
Radian Group	77,650 a	4,131,757
Simon Property Group	137,100 a	13,981,458
St. Paul Travelers Cos.	491,450	25,462,024
U.S. Bancorp	445,769	14,995,669
Wachovia	174,980	9,482,166
Wells Fargo & Co.	772,580	27,225,719
		377,066,206
Health Care--12.2%
Aetna	340,960	14,085,058
Allergan	80,000	9,326,400
Amgen	365,910 b	25,979,610
Cardinal Health	192,900	12,465,198
Eli Lilly & Co.	407,500	21,837,925
Genentech	171,000 a,b	13,979,250
Genzyme	134,100 b	8,636,040
Johnson & Johnson	564,290	37,192,354
Medtronic	338,300	17,635,579
Novartis, ADR	236,500	13,813,965
Sanofi-Aventis, ADR	254,000	11,178,540
Teva Pharmaceutical Industries, ADR	277,700	8,903,062
UnitedHealth Group	685,840	33,661,027
		228,694,008
Industrial--11.1%
Caterpillar	260,100	16,134,003
Cooper Industries, Cl. A	104,900	9,592,056
Danaher	230,700	16,868,784
General Dynamics	157,500	11,787,300
General Electric	1,417,466	50,008,200
Goodrich	221,600	9,972,000
Honeywell International	296,210	12,731,106
Ingersoll-Rand, Cl. A	292,600	11,414,326
ITT Industries	162,940	8,790,613
Textron	203,300 a	19,811,585
Tyco International	502,530	15,221,634
United Technologies	331,340	21,381,370
WESCO International	75,300 a,b	5,037,570
		208,750,547
Information Technology--15.6%
Akamai Technologies	200,600 b	9,803,322
Amdocs	240,290 b	9,263,179
Apple Computer	293,900 b	26,944,752
Cisco Systems	1,784,334 b	47,962,898
Corning	594,400 b	12,815,264
Electronic Arts	185,100 a,b	10,337,835
Google, Cl. A	92,000 b	44,612,640
Linear Technology	283,990 a	9,127,439
Marvell Technology Group	524,600 a,b	10,827,744
MEMC Electronic Materials	111,700 b	4,445,660
Microchip Technology	276,900	9,445,059
Microsoft	1,704,346	49,988,468

Motorola	1,085,100 a	24,056,667
QUALCOMM	641,560	23,474,680
		293,105,607
Materials--3.1%
Air Products & Chemicals	324,720	22,451,141
Cia Vale do Rio Doce (CVRD), ADR	519,880	14,431,869
Freeport-McMoRan Copper & Gold, Cl. B	334,280 a	21,016,183
		57,899,193
Telecommunication Services--2.4%
AT & T	374,509 a	12,699,600
NII Holdings	112,400 a,b	7,298,132
Qwest Communications International	900,200 a,b	6,922,538
Sprint Nextel	896,006 a	17,481,077
		44,401,347
Utilities--3.4%
Allegheny Energy	151,500 b	6,720,540
Dynegy, Cl. A	955,700 b	6,489,203
Entergy	135,640	12,386,645
Exelon	331,240	20,116,205
PPL	332,240	12,076,924
TXU	98,700	5,664,393
		63,453,910
Total Common Stocks
(cost $1,286,546,143)		1,877,337,240

Investment of Cash Collateral
for Securities Loaned--4.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $91,290,149)	91,290,149 [c]	91,290,149

Total Investments (cost $1,377,836,292)	104.9%	1,968,627,389
Liabilities, Less Cash and Receivables	(4.9%)	(91,306,757)
Net Assets	100.0%	1,877,320,632

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities
	on loan is $88,813,477 and the total market value of the collateral held by the fund is $91,290,149.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Income Stock Fund
November 30, 2006 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)

Banks--9.9%
Compass Bancshares	49,200	2,811,288
Freddie Mac	114,100	7,662,956
North Fork Bancorporation	179,300	5,032,951
SunTrust Banks	40,500	3,306,825
U.S. Bancorp	200,406	6,741,658
Wachovia	100,020	5,420,084
Washington Mutual	117,200	5,119,296
Wells Fargo & Co.	234,200	8,253,208
		44,348,266
Consumer Discretionary--4.6%
CBS, Cl. B	86,300	2,567,425
Federated Department Stores	79,200	3,333,528
Home Depot	79,400	3,014,818
Idearc	12,855 a	354,014
McDonald's	90,100	3,781,497
Newell Rubbermaid	81,000	2,307,690
Regal Entertainment Group, Cl. A	52,250 b	1,087,323
Starwood Hotels & Resorts
Worldwide	20,000	1,283,400
Tupperware Brands	132,300 b	2,808,729
		20,538,424
Consumer Staples--9.0%
Altria Group	92,090	7,754,899
Avon Products	95,500	3,117,120
Coca-Cola	203,180	9,514,919
Diageo, ADR	34,800 b	2,689,692
General Mills	60,800	3,401,760
PepsiCo	27,472	1,702,440
Procter & Gamble	169,720	10,656,719
Reynolds American	23,540 b	1,512,210
		40,349,759
Energy--9.5%
Chevron	85,306	6,169,330
ConocoPhillips	211,060	14,204,338
Exxon Mobil	230,206	17,682,123
Occidental Petroleum	86,220	4,340,315
		42,396,106
Financial--21.1%
Allstate	67,100	4,259,508
American International Group	32,900	2,313,528
Archstone-Smith Trust	57,500	3,448,850
Bank of America	347,418	18,708,459
Bank of New York	60,000	2,132,400
Chubb	44,580	2,307,461
Cincinnati Financial	43,500	1,926,180
Citigroup	296,055	14,681,367
Hartford Financial Services Group	40,640	3,485,286
Host Hotels & Resorts	141,700	3,573,674
JPMorgan Chase & Co.	226,549	10,484,688
Lehman Brothers Holdings	32,112	2,365,691
Mack-Cali Realty	86,000	4,699,040

Morgan Stanley	22,400		1,705,984
ProLogis	89,600		5,839,232
Simon Property Group	25,860		2,637,203
St. Paul Travelers Cos.	124,811		6,466,458
T. Rowe Price Group	70,400	b	3,050,432
			94,085,441
Health Care--11.2%
Bristol-Myers Squibb	184,800		4,588,584
Eli Lilly & Co.	145,760		7,811,279
GlaxoSmithKline, ADR	132,500		7,039,725
Medtronic	96,700		5,040,971
Merck & Co.	48,300		2,149,833
Novartis, ADR	58,930		3,442,101
Pfizer	571,068		15,698,659
Wyeth	87,789		4,238,453
			50,009,605
Industrial--10.5%
3M	56,000		4,561,760
Boeing	79,330		7,023,085
Emerson Electric	27,500		2,384,250
General Dynamics	27,200		2,035,648
General Electric	248,692		8,773,854
Honeywell International	80,200		3,446,996
Pentair	39,600		1,261,656
Pitney Bowes	78,400		3,613,456
Raytheon	38,200		1,949,728
Raytheon (warrants 6/16/2011)	299	a	4,933
Textron	27,100		2,640,895
United Technologies	67,696		4,368,423
Waste Management	126,100		4,616,521
			46,681,205
Information Technology--4.1%
Hewlett-Packard	266,630		10,521,220
Lucent Technologies (warrants
12/10/2007)	2,788	a	627
Microchip Technology	96,100		3,277,971
Nokia, ADR	109,600		2,216,112
QUALCOMM	57,000		2,085,630
			18,101,560
Materials--4.0%
Air Products & Chemicals	33,360		2,306,510
Bemis	32,400		1,105,812
E.I. du Pont de Nemours & Co.	151,900		7,128,667
Monsanto	97,380		4,681,057
Temple-Inland	61,820		2,417,162
			17,639,208
Telecommunication Services--6.7%
Alltel	50,650		2,873,881
AT & T	443,075		15,024,673
Citizens Communications	115,800		1,640,886
Verizon Communications	257,091		8,982,759
Windstream	88,452		1,233,021
			29,755,220
Utilities--7.2%
Dominion Resources/VA	41,200		3,326,488
DPL	36,200	b	1,012,152
Duke Energy	171,964		5,454,698
Exelon	74,540		4,526,814

	FPL Group	82,200	4,381,260
	NSTAR	42,400	1,491,632
	PG & E	99,600	4,574,628
	PPL	158,880	5,775,288
	Southern	48,200 b	1,747,250
			32,290,210
	Total Common Stocks
	(cost $320,087,472)		436,195,004

	Other Investment--2.1%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $9,379,000)	9,379,000 [c]	9,379,000

	Investment of Cash Collateral
	for Securities Loaned--2.4%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $10,804,879)	10,804,879 [c]	10,804,879

	Total Investments (cost $340,271,351)	102.3%	456,378,883
	Liabilities, Less Cash and Receivables	(2.3%)	(10,334,204)
	Net Assets	100.0%	446,044,679

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities
		on loan is $10,442,427 and the total market value of the collateral held by the fund is $10,804,879.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Mid Cap Stock Fund
November 30, 2006 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)

Consumer Discretionary--13.6%
Advance Auto Parts	373,300	13,289,480
Aeropostale	235,680 a	7,126,963
Bebe Stores	311,200	6,195,992
Children's Place Retail Stores	221,300 a	14,278,276
Coldwater Creek	362,350 a	9,113,103
Dick's Sporting Goods	250,400 a	13,431,456
Dollar Tree Stores	238,100 a	7,145,381
Domino's Pizza	244,000	6,700,240
Family Dollar Stores	321,800	8,975,002
Gentex	676,200	11,204,634
Harman International Industries	109,300	11,349,712
Hilton Hotels	581,600	19,093,928
ITT Educational Services	185,300 a	12,706,021
Nordstrom	168,700	8,269,674
Polo Ralph Lauren	224,600	17,563,720
Scientific Games, Cl. A	432,900 a	12,575,745
Sotheby's	357,600	11,117,784
Talbots	268,800	6,698,496
Thor Industries	323,900	14,659,714
Under Armour, Cl. A	107,300	5,034,516
Urban Outfitters	622,600 a	13,871,528
		230,401,365
Consumer Staples--2.0%
Estee Lauder Cos., Cl. A	115,700	4,777,253
Pepsi Bottling Group	256,100	8,021,052
Performance Food Group	321,300 a	8,694,378
Smithfield Foods	457,600 a	12,071,488
		33,564,171
Energy--9.4%
Arch Coal	211,100	7,578,490
Cameron International	259,000 a	14,068,880
Denbury Resources	291,600 a	8,558,460
Diamond Offshore Drilling	92,300	7,164,326
ENSCO International	231,600	12,010,776
FMC Technologies	186,600 a	11,197,866
Forest Oil	145,300 a	5,163,962
Newfield Exploration	356,760 a	17,755,945
Noble Energy	458,000	24,503,000
Pride International	250,300 a	8,082,187
Smith International	208,800	8,844,768
Southwestern Energy	585,100 a	24,650,263
Superior Energy Services	262,200 a	8,539,854
		158,118,777
Financial--16.6%
AllianceBernstein Holding, LP	112,400	8,597,476
Allied World Assurance Holdings	191,870	8,144,881
AMB Property	228,400	13,994,068
Arthur J. Gallagher & Co.	316,300	9,264,427
Axis Capital Holdings	147,300	5,042,079
City National/Beverly Hills, CA	175,200	11,882,064
Colonial BancGroup	444,800	10,853,120

Compass Bancshares	146,200	8,353,868
Cullen/Frost Bankers	172,500	9,401,250
Developers Diversified Realty	196,140	12,705,949
Everest Re Group	96,500	9,496,565
FelCor Lodging Trust	387,600	8,531,076
IntercontinentalExchange	104,900 a	10,306,425
Jefferies Group	435,200	12,616,448
Lazard, Cl. A	263,500	11,968,170
MGIC Investment	118,400	6,862,464
People's Bank	214,900	9,582,391
Radian Group	261,546	13,916,863
Raymond James Financial	296,100	9,330,111
Rayonier	304,786	12,709,576
RenaissanceRe Holdings	156,200	9,197,056
SL Green Realty	69,600	9,412,704
Sunstone Hotel Investors	302,260	8,427,009
Taubman Centers	172,870	8,550,150
TD Ameritrade Holding	445,600	7,824,736
W.R. Berkley	552,450	19,374,421
Wilmington Trust	320,000	13,299,200
		279,644,547
Health Care--10.1%
Advanced Medical Optics	306,900 a	10,744,569
C.R. Bard	98,770	8,127,783
Cephalon	177,500 a	13,287,650
Coventry Health Care	91,525 a	4,405,098
Cytyc	190,000 a	4,981,800
Dentsply International	230,200	7,350,286
Health Management Associates, Cl. A	412,700	8,460,350
Health Net	355,100 a	16,384,314
Henry Schein	272,800 a	14,057,384
Omnicare	528,100	20,960,289
Pharmaceutical Product Development	460,500	14,547,195
Sepracor	219,900 a	12,272,619
Varian Medical Systems	371,210	18,270,956
Vertex Pharmaceuticals	379,671 a	16,819,425
		170,669,718
Industrial--15.4%
Aircastle	220,500	6,443,010
AMETEK	405,450	13,221,725
C.H. Robinson Worldwide	431,600	18,990,400
Canadian Pacific Railway	146,500	8,164,445
Chicago Bridge & Iron (New York
Shares)	264,900	7,676,802
Cintas	157,300	6,638,060
Cooper Industries, Cl. A	89,300	8,165,592
Corrections Corp. of America	159,500 a	7,249,275
DRS Technologies	234,200	11,649,108
Dun & Bradstreet	135,600 a	11,149,032
Equifax	205,900	7,822,141
Goodrich	235,200	10,584,000
Jacobs Engineering Group	189,200 a	15,868,204
Joy Global	185,775	8,155,523
Kansas City Southern	270,600 a	7,319,730
L-3 Communications Holdings	100,900	8,299,025
Manpower	261,100	18,538,100
NCI Building Systems	199,700 a	11,019,446
Oshkosh Truck	236,800	11,368,768

Pentair	369,200	11,762,712
Precision Castparts	326,900	24,667,874
Republic Services	432,420	17,936,782
WESCO International	124,200 a	8,308,980
		260,998,734
Information Technology--15.5%
Activision	683,400 a	11,651,970
Affiliated Computer Services, Cl. A	156,000 a	7,885,800
Alliance Data Systems	179,300 a	11,602,503
Amphenol, Cl. A	276,660	18,848,846
CheckFree	324,600 a	13,571,526
Citrix Systems	312,400 a	8,978,376
Cognizant Technology Solutions, Cl. A	104,500 a	8,523,020
Comtech Telecommunications	252,000 a	8,951,040
Digital River	190,800 a	11,240,028
Electronics for Imaging	298,600 a	7,315,700
FactSet Research Systems	167,820	8,874,322
Fairchild Semiconductor
International	381,800 a	6,230,976
Harris	198,100	8,341,991
Integrated Device Technology	691,900 a	11,416,350
Intersil, Cl. A	410,400	10,165,608
Jabil Circuit	318,470	9,031,809
ManTech International, Cl. A	238,500 a	8,652,780
McAfee	551,100 a	16,097,631
MEMC Electronic Materials	435,900 a	17,348,820
Microchip Technology	565,200	19,278,972
Polycom	455,400 a	13,133,736
Varian Semiconductor Equipment
Associates	205,200 a	8,152,596
Western Digital	780,900 a	16,024,068
		261,318,468
Materials--5.8%
Albemarle	133,100	9,282,394
Allegheny Technologies	124,600	11,170,390
Ashland	117,100	7,917,131
Florida Rock Industries	88,300	3,977,032
Freeport-McMoRan Copper & Gold, Cl. B	273,000	17,163,510
IPSCO	81,600	8,350,128
Martin Marietta Materials	144,700	14,370,157
RPM International	510,500	10,296,785
Texas Industries	81,600	5,569,200
Vulcan Materials	111,300	9,874,536
		97,971,263
Telecommunication Services--1.2%
NII Holdings	203,700 a	13,226,241
SBA Communications, Cl. A	273,000 a	7,745,010
		20,971,251
Utilities--8.2%
Allegheny Energy	171,700 a	7,616,612
Alliant Energy	426,600	16,594,740
Aqua America	568,100	13,583,271
DPL	616,400	17,234,544
Dynegy, Cl. A	1,353,200 a	9,188,228
Energen	240,700	10,918,152
Northeast Utilities	556,000	15,584,680
OGE Energy	348,600	13,672,092
PPL	347,700	12,638,895

	Questar	241,000	20,786,250
			137,817,464
	Total Common Stocks
	(cost $1,349,064,414)		1,651,475,758

	Other Investment--.8%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $13,960,000)	13,960,000 [b]	13,960,000

	Total Investments (cost $1,363,024,414)	98.6%	1,665,435,758
	Cash and Receivables (Net)	1.4%	23,966,116
	Net Assets	100.0%	1,689,401,874

a	Non-income producing security.
b		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Small Cap Stock Fund
November 30, 2006 (Unaudited)

Common Stocks--101.0%	Shares		Value ($)

Consumer Discretionary--16.9%
99 Cents Only Stores	229,580	a	2,536,859
bebe Stores	441,500	b	8,790,265
Charter Communications, Cl. A	3,912,500	a,b	11,541,875
Children's Place Retail Stores	99,600	a,b	6,426,192
Coldwater Creek	229,225	a	5,765,009
Domino's Pizza	216,400		5,942,344
Focus Media Holdings	70,200	a	5,003,154
Lear	207,100	b	6,409,745
Life Time Fitness	142,200	a	7,011,882
Live Nation	59,100	a	1,267,104
PEP Boys-Manny Moe & Jack	505,100	b	6,818,850
Scientific Games, Cl. A	176,300	a	5,121,515
Shuffle Master	168,800	a,b	5,256,432
Sonic Automotive	277,400	b	7,916,996
Sotheby's, Cl. A	224,400		6,976,596
Standard Pacific	146,500		3,759,190
Tween Brands	87,500	a,b	3,668,000
Vail Resorts	174,600	a,b	7,685,892
Zumiez	217,300	a,b	6,673,283
			114,571,183
Consumer Staples--3.2%
Flowers Foods	63,600		1,694,304
Hain Celestial Group	124,600	a,b	3,742,984
Jones Soda	357,000	a,b	3,437,910
Nutri/System	51,900	a,b	3,583,695
Performance Food Group	227,740	a,b	6,162,644
Sanderson Farms	109,400	b	3,024,910
			21,646,447
Energy--7.0%
Cabot Oil & Gas	69,000	b	4,286,970
Cimarex Energy	120,350	b	4,526,364
Forest Oil	98,300	a	3,493,582
Helix Energy Solutions Group	96,600	a,b	3,552,948
Lone Star Technologies	67,600	a	3,546,296
Massey Energy	125,900		3,464,768
Oceaneering International	70,300	a	3,065,783
St. Mary Land & Exploration	157,990	b	6,332,239
Tetra Technologies	83,700	a,b	2,162,808
Unit	59,530	a	3,037,816
Veritas DGC	97,500	a,b	7,621,575
W-H Energy Services	41,600	a	1,986,400
			47,077,549
Financial--15.9%
Annaly Capital Management	361,000		5,046,780
Apollo Investment	305,263	b	6,859,260
Corus Bankshares	220,000	b	4,930,200
Cullen/Frost Bankers	68,900		3,755,050
Downey Financial	94,400		6,872,320
East West Bancorp	63,690		2,268,001
Equity Inns	432,790		7,045,821
FelCor Lodging Trust	168,820		3,715,728

First BanCorp/Puerto Rico	536,600		5,376,732
First Midwest Bancorp/IL	89,740	b	3,342,815
FirstFed Financial	133,600	a,b	8,686,672
Innkeepers USA Trust	408,300		6,532,800
International Securities Exchange
Holdings, Cl. A	88,400	b	4,701,112
Investment Technology Group	59,200	a	2,220,000
Kilroy Realty	42,600		3,484,680
Luminent Mortgage Capital	465,800	b	4,807,056
Philadelphia Consolidated Holding	167,300	a	7,453,215
SVB Financial Group	68,400	a	3,247,632
U-Store-It Trust	162,100	b	3,546,748
Whitney Holding	162,300		5,230,929
Wintrust Financial	57,050		2,716,721
Zenith National Insurance	119,800		5,529,968
			107,370,240
Health Care--11.5%
Affymetrix	228,200	a,b	5,773,460
AMN Healthcare Services	273,500	a	7,589,625
Cerner	53,860	a,b	2,589,050
Cooper Cos.	115,500	b	6,233,535
Cytyc	201,300	a	5,278,086
Five Star Quality Care	516,700	a,b	5,254,839
FoxHollow Technologies	100,300	a,b	2,656,947
Hologic	64,200	a	3,211,926
IDEXX Laboratories	77,090	a	6,525,668
Merit Medical Systems	1	a	16
Panacos Pharmaceuticals	498,600	a,b	3,230,928
PDL BioPharma	241,900	a,b	5,493,549
Pediatrix Medical Group	57,640	a	2,775,366
Psychiatric Solutions	246,420	a,b	8,967,224
Regeneron Pharmaceuticals	74,300	a	1,598,193
Respironics	256,890	a	9,263,453
Sirona Dental Systems	32,470		1,200,091
			77,641,956
Industrial--15.6%
AGCO	189,000	a,b	5,902,470
Armor Holdings	192,530	a,b	10,887,572
Continental Airlines, Cl. B	123,000	a,b	4,998,720
Corrections Corp. of America	291,250	a	13,237,312
DRS Technologies	65,100	b	3,238,074
ESCO Technologies	73,600	a,b	3,260,480
Hexcel	163,500	a,b	2,926,650
IDEX	62,220		2,983,449
Kansas City Southern	96,670	a,b	2,614,924
Landstar System	73,400	b	3,305,936
Manitowoc	100,380		6,046,891
Mesa Air Group	640,100	a	5,229,617
NCI Building Systems	87,000	a,b	4,800,660
Pacer International	190,330		5,700,384
Quanta Services	280,200	a,b	5,136,066
Teledyne Technologies	149,820	a,b	6,022,764
URS	125,670	a	5,549,587
Wabtec	181,100	b	5,949,135
Watsco	56,490		2,919,403
WESCO International	71,200	a,b	4,763,280
			105,473,374
Information Technology--17.5%

ANSYS	90,880 a	4,266,816
Avocent	141,300 a,b	4,914,414
Axcelis Technologies	794,600 a,b	5,077,494
BearingPoint	407,300 a,b	3,413,174
Benchmark Electronics	211,700 a,b	5,142,193
CommScope	201,910 a,b	6,091,625
Digitas	670,100 a,b	7,250,482
ECI Telecommunications	282,260 a	2,506,469
Electronics for Imaging	288,600 a,b	7,070,700
FactSet Research Systems	45,050	2,382,244
FLIR Systems	249,500 a,b	8,036,395
Gevity HR	125,700 b	2,745,288
Itron	96,300 a,b	4,621,437
j2 Global Communications	130,200 a	3,636,486
L-1 Identity Solutions	202,200 a	3,388,872
ManTech International, Cl. A	114,400 a,b	4,150,432
Micros Systems	41,900 a	2,133,548
Microsemi	80,030 a,b	1,652,619
Napster	1,557,600 a	5,841,000
Polycom	173,100 a	4,992,204
Rackable Systems	97,700 a,b	3,479,097
Sonus Networks	1,282,900 a,b	8,056,612
Trimble Navigation	73,700 a	3,535,389
ValueClick	200,200 a,b	4,978,974
Varian Semiconductor Equipment
Associates	230,370 a	9,152,600
		118,516,564
Materials--6.7%
AK Steel Holding	378,500 a,b	6,241,465
Carpenter Technology	31,200	3,332,472
Cleveland-Cliffs	46,540 b	2,235,782
Compass Minerals International	126,300 a	4,180,530
Nalco Holding	409,800 a	8,167,314
RTI International Metals	105,100 a,b	7,950,815
Terra Industries	810,800 a,b	8,391,780
Texas Industries	68,200 b	4,654,650
		45,154,808
Telecommunication Services--2.1%
Alaska Communications Systems
Group	332,420 b	5,016,218
SBA Communications, Cl. A	331,900 a,b	9,416,003
		14,432,221
Utilities--4.6%
Dynegy, Cl. A	835,500 a	5,673,045
Energen	96,380	4,371,797
New Jersey Resources	98,600 b	5,102,550
OGE Energy	132,600	5,200,572
UGI	386,900	10,902,842
		31,250,806
Total Common Stocks
(cost $577,357,210)		683,135,148

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $587,000)	587,000 [c]	587,000

Investment of Cash Collateral
for Securities Loaned--31.6%

Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $213,611,779)	213,611,779 [c]	213,611,779

Total Investments (cost $791,555,989)		132.7%	897,333,927
Liabilities, Less Cash and Receivables		(32.7%)	(220,933,404)
Net Assets		100.0%	676,400,523

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities on
	loan is $202,062,097 and the total market value of the collateral held by the fund is $213,611,779.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon International Fund
November 30, 2006 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)

Australia--3.9%
Amcor	2,893,917	16,992,062
BHP Billiton	344,400	7,129,327
Caltex Australia	103,800	1,814,505
Coca-Cola Amatil	2,050,046	12,101,864
Commonwealth Bank of Australia	73,000	2,732,518
Insurance Australia Group	1,491,243	6,802,418
National Australia Bank	648,751	20,059,936
Pacific Brands	866,600	1,819,229
QBE Insurance Group	237,700	4,856,779
Tabcorp Holdings	1,345,073	17,313,581
Telstra	4,448,000	13,234,063
		104,856,282
Austria--.1%
Boehler-Uddeholm	48,800	3,097,448
Belgium--1.3%
AGFA-Gevaert	2,750	65,301
Delhaize Group	19,700	1,567,573
Fortis	497,638	20,296,951
InBev	115,100	7,557,317
KBC Groep	48,900	5,504,538
		34,991,680
China--.1%
Foxconn International Holdings	481,000 a	1,453,098
Denmark--.2%
Carlsberg, Cl. B	36,900	3,521,969
Danske Bank	35,400	1,547,830
		5,069,799
Finland--1.6%
Fortum	104,800	3,064,872
KCI Konecranes	83,100	2,113,122
Kesko, Cl. B	69,000	3,531,100
M-real, Cl. B	874,465	5,191,216
Metso	65,900	3,037,132
Nokia	395,870	7,968,178
Nokia, ADR	174,340	3,525,155
Rautaruukki	68,100	2,480,679
UPM-Kymmene	515,236	12,835,497
		43,746,951
France--10.0%
BNP Paribas	227,832	24,559,580
Bouygues	34,700	2,061,327
Capgemini	50,600	3,085,644
Carrefour	117,830	7,371,206
Compagnie Generale des Etablissements Michelin, Cl. B	1,540	133,867
Credit Agricole	508,910	21,559,182
France Telecom	1,217,945	31,632,419
Lagardere	150,364	11,018,378
Peugeot	169,598	10,580,491
Rhodia	46,120 a	147,284
Sanofi-Aventis	526,825	46,283,752
Societe Generale	63,600	10,660,960
Soitec	47,400 a	1,590,343
Suez	55,400	2,661,132
Thomson	838,405	15,553,587
Total	546,192	38,757,296
Total, ADR	139,022	9,934,512
Valeo	480,520	19,203,990
Vallourec	7,350	1,975,168

Vinci	35,200	4,424,138
Vivendi	165,000	6,351,536
		269,545,792
Germany--8.1%
Adidas	1,600	78,806
Allianz	86,851	16,923,435
Bayerische Motoren Werke	40,880	2,252,934
Deutsche Bank	91,502	11,846,057
Deutsche Post	1,344,380	40,082,354
Deutsche Telekom	1,082,560	19,250,993
E.ON	134,282	17,243,882
Hannover Rueckversicherung	442,740 a	18,656,258
Heidelberger Druckmaschinen	37,300	1,620,686
Infineon Technologies	1,520,954 a	19,509,228
MAN	35,000	3,338,788
Medion	178,762	1,923,446
Merck	19,650	2,148,674
Metro	355,071	22,170,176
MTU Aero Engines Holding	41,800	1,705,987
Siemens	372,285	35,518,669
ThyssenKrupp	96,800	3,737,779
		218,008,152
Greece--.9%
Alpha Bank	85,700	2,680,041
Coca-Cola Hellenic Bottling	97,600	3,566,915
Public Power	796,574	19,696,380
		25,943,336
Hong Kong--1.5%
Bank of East Asia	408,300	2,204,502
BOC Hong Kong Holdings	4,909,500	11,789,515
China Mobile	664,400	5,585,849
CITIC Pacific	1,714,400	5,686,089
HSBC Holdings	13,400	249,089
Hutchison Whampoa	1,519,500	14,288,836
Wharf Holdings	312,500	1,094,708
		40,898,588
Ireland--1.2%
Allied Irish Banks	113,400	3,163,106
Bank of Ireland	997,070	21,324,450
C & C Group	272,200	4,147,961
CRH	104,100	3,917,579
Iaws Group	59,000	1,451,819
		34,004,915
Italy--4.5%
Banca Intesa	640,200	4,525,835
Enel	1,049,150	10,718,663
ENI	989,174	32,401,850
Mediaset	2,024,953	24,015,224
Saras	2,395,719 a	13,555,402
UniCredito Italiano	2,744,900	23,714,981
Unipol	4,003,817	14,139,045
		123,071,000
Japan--25.7%
77 Bank	1,783,500	11,958,319
Aeon	980,900	23,137,832
Aiful	302,933	9,684,642
Ajinomoto	369,600	4,467,710
Astellas Pharma	373,200	16,316,516
Canon	369,701	19,549,575
Daiichi Sankyo	63,400	1,950,179
Dainippon Sumitomo Pharma	110,800	1,374,768
Dentsu	9,047	24,858,046
Diamond Lease	40,600	2,034,648
Fuji Film Holdings	672,500	26,787,273

Fujitsu	355,500	2,905,802
Funai Electric	157,340	13,295,764
Hino Motors	3,484,100	17,731,325
Honda Motor	220,600	7,814,922
JS Group	673,500	13,471,746
Kao	800,200	21,571,901
Kobayashi Pharmaceutical	5,300	192,794
Komatsu	377,000	6,856,914
Kubota	249,000	2,192,345
Kuraray	807,200	9,178,513
Lawson	339,800	11,890,871
Mabuchi Motor	104,000	6,119,497
Makita	65,000	1,875,837
Matsumotokiyoshi	454,252	10,087,075
Matsushita Electric Industrial	131,600	2,564,116
Mitsubishi	1,109,500	20,706,960
Mitsubishi Electric	391,000	3,557,463
Mitsubishi Gas Chemical	284,400	2,774,334
Mitsubishi UFJ Financial Group	2,019	25,818,637
Mitsui & Co.	174,000	2,375,427
Mitsui OSK Lines	183,000	1,677,652
Mitsui Trust Holdings	1,052,300	11,165,373
Mizuho Financial Group	495	3,644,014
Nichirei	124,700	717,589
Nikon	151,000	3,118,244
Nippon Express	5,772,900	31,175,206
Nippon Paper Group	3,928	14,594,029
Nippon Suisan Kaisha	295,600	1,626,969
Nippon Telegraph & Telephone	856	4,334,177
Nissan Motor	1,918,400	23,405,027
NOK	177,600	3,291,589
ORIX	37,320	10,222,007
Pacific Management	878	2,177,267
Ricoh	992,000	18,856,871
Rinnai	235,700	6,740,977
Rohm	380,000	35,066,315
Sankyo	261,600	13,403,793
Sekisui Chemical	2,155,300	18,213,016
Sekisui House	1,465,500	22,172,122
SFCG	39,413	6,218,356
Shinsei Bank	3,153,000	18,688,884
SUMCO	49,000	3,683,415
Sumitomo Chemical	641,000	4,308,964
Sumitomo Metal Industries	942,000	3,613,842
Sumitomo Mitsui Financial Group	3,661	38,591,783
Sumitomo Trust & Banking	647,000	6,948,814
Takeda Pharmaceutical	58,600	3,827,848
Takefuji	464,880	18,597,610
TDK	198,200	15,173,042
Tokyo Electric Power	118,700	3,702,484
Tokyo Electron	40,300	3,112,991
Toshiba	249,000	1,594,237
Toyo Suisan Kaisha	19,100	285,341
Toyoda Gosei	364,000	8,271,655
Toyota Motor	134,900	8,182,469
		695,505,723
Netherlands--4.2%
ABN AMRO Holding	737,101	22,181,596
Aegon	954,380	17,313,044
Akzo Nobel	1,400	80,309
ASML Holding	102,900 a	2,557,978
Fugro	35,800	1,657,978
Heineken	1,827	89,091
ING Groep	227,900	9,721,067

Koninklijke DSM	110,900	5,288,860
Koninklijke Philips Electronics	543,090	20,214,928
Koninklijke Philips Electronics (New York Shares)	85,084	3,175,335
Royal Dutch Shell, Cl. A	896,677	31,677,057
TNT	5,600	235,751
		114,192,994
Norway--.4%
DNB NOR	219,200	2,980,932
Norsk Hydro	99,900	2,475,263
Orkla	71,600	4,019,270
Telenor	117,600	2,020,569
		11,496,034
Singapore--2.0%
DBS Group Holdings	2,336,044	31,861,352
United Overseas Bank	1,820,300	21,989,725
		53,851,077
Spain--2.3%
ACS-Actividades de Construccion y Servicios	101,100	5,650,754
Banco Bilbao Vizcaya Argentaria	469,220	11,347,182
Banco Santander Central Hispano	828,562	15,052,586
Corporacion Mapfre	320,500	1,443,961
Repsol YPF	390,770	14,032,633
Repsol YPF, ADR	236,291	8,518,291
Telefonica	297,100	6,019,477
		62,064,884
Sweden--1.0%
Nordea Bank	242,600	3,424,641
Skandinaviska Enskilda Banken, Cl. A	196,200	5,762,915
Svenska Cellulosa, Cl. B	261,640	12,827,552
Telefonaktiebolaget LM Ericsson, Cl. B	481,300	1,863,841
Volvo, Cl. B	51,500	3,348,994
		27,227,943
Switzerland--6.8%
Baloise-Holding	29,320	2,826,997
Ciba Specialty Chemicals	453,012	29,497,400
Clariant	630,238 a	8,865,106
Credit Suisse Group	325,389	21,526,904
Nestle	83,515	29,490,646
Novartis	500,840	29,204,169
Roche Holding	40,400	7,301,611
Sulzer	3,770	3,852,141
Swatch Group, Cl. B	14,020	2,969,843
Swiss Reinsurance	355,034	30,319,708
UBS	179,391	10,789,817
Zurich Financial Services	26,490	6,888,417
		183,532,759
United Kingdom--21.4%
Alliance Boots	7,552	117,688
Anglo American	510,011	23,688,159
AstraZeneca	77,600	4,501,483
Aviva	349,000	5,404,405
Barclays	374,803	5,015,371
Barratt Developments	193,900	4,211,292
BP	3,781,980	42,687,723
British Airways	571,000 a	5,532,668
BT Group	584,648	3,267,885
Cadbury Schweppes	1,763,920	18,157,976
Carnival	156,048	7,594,607
Centrica	3,074,920	19,998,874
Dairy Crest Group	139,200	1,724,454
De La Rue	141,600	1,786,207
Debenhams	3,850,090	14,157,428
Enterprise Inns	163,700	3,956,147
Friends Provident	2,477,680	10,133,989

GlaxoSmithKline	1,999,475	53,118,181
Greene King	133,800	2,720,499
HBOS	1,205,688	24,680,703
HSBC Holdings	2,058,443	37,967,635
International Power	1,048,800	6,996,557
J Sainsbury	392,100	3,076,392
Marks & Spencer Group	336,100	4,513,995
National Grid	384,400	5,196,704
Next	64,700	2,264,624
Reed Elsevier	1,845,780	20,180,252
Rentokil Initial	7,836,311	23,113,983
Rio Tinto	3,820	203,941
Royal Bank of Scotland Group	1,431,238	51,840,998
Royal Dutch Shell, Cl. A	230,777	8,168,398
Royal Dutch Shell, Cl. B	249,200	8,903,788
SABMiller	1,119,150	23,393,404
Scottish Power	245,100	3,638,833
Smiths Group	1,208,606	21,591,437
Tesco	240,900	1,853,374
Trinity Mirror	1,475,530	14,797,559
Tullow Oil	315,800	2,516,558
Unilever	1,351,696	36,228,199
United Business Media	189,700	2,611,183
Vodafone Group	14,862,716	39,309,030
Xstrata	147,000	6,590,586
		577,413,169
United States--.2%
iShares MSCI EAFE Index Fund	68,900	4,991,805
Total Common Stocks
(cost $2,246,446,569)		2,634,963,429

Preferred Stocks--.4%

Germany:
Fresenius	28,580	5,743,570
Henkel	18,360	2,627,514
Porsche	1,640	1,905,865
Total Preferred Stocks
(cost $8,689,440)		10,276,949

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,080,000)	6,080,000 [b]	6,080,000

Total Investments (cost $2,261,216,009)	98.0%	2,651,320,378
Cash and Receivables (Net)	2.0%	52,844,361
Net Assets	100.0%	2,704,164,739

ADR - American Depository Receipts
a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Emerging Markets Fund
November 30, 2006 (Unaudited)

Common Stocks--94.3%	Shares		Value ($)

Argentina--.2%
Petrobras Energia Participaciones, ADR	281,300	a	3,150,560
Brazil--8.3%
Banco do Brasil	21,800		596,149
Banco Itau Holding Financeira, ADR	212,940		7,129,231
Banco Nossa Caixa	21,500		499,579
Brasil Telecom Participacoes, ADR	347,380		13,078,857
Braskem, ADR	154,300		2,241,979
Centrais Eletricas Brasileiras	97,990		2,328,570
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	242,800		7,531,656
Cia de Saneamento Basico do Estado de Sao Paulo	15,719		1,896,697
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	35,300		1,059,000
Cia Vale do Rio Doce (CVRD), ADR	133,000		3,692,080
Empresa Brasileira de Aeronautica, ADR	195,130		8,125,213
Grendene	498,400		5,023,172
Petroleo Brasileiro, ADR	425,910		40,099,427
Tam, ADR	9,700	a	270,436
Tele Norte Leste Participacoes, ADR	727,900		10,867,547
Unibanco - Uniao de Bancos Brasileiros, ADR	132,260		11,198,454
Votorantim Celulose e Papel, ADR	248,700		4,949,130
			120,587,177
Chile--1.1%
CorpBanca	1,594,965,798		8,637,820
Lan Airlines, ADR	4,700		230,535
Masisa	4,000,000		782,822
United Breweries	1,170,880		6,852,846
			16,504,023
China--4.4%
China Oilfield Services, Cl. H	376,000		199,627
China Petroleum & Chemical, Cl. H	1,239,400		979,870
China Telecom, Cl. H	35,691,000		16,517,451
Huadian Power International, Cl. H	22,406,300		8,641,183
Huaneng Power International, Cl. H	10,198,200		8,324,901
Industrial & Commercial Bank of China, Cl. H	11,894,000	a	6,009,001
PetroChina, Cl. H	928,000		1,181,041
Sinotrans, Cl. H	13,151,600		4,733,893
Weiqiao Textile, Cl. H	7,900,900		9,750,561
Yanzhou Coal Mining, Cl. H	10,722,000		7,622,242
			63,959,770
Czech Republic--.8%
CEZ	17,960		797,351
Komercni Banka	71,480		10,679,789
			11,477,140
Egypt--.0%
Vodafone Egypt Telecommunications	17,300		299,449
Hong Kong--4.1%
Brilliance China Automotive Holdings	9,683,000	a	1,655,554
China Mengniu Dairy	144,000		313,587
China Mobile	169,700		1,426,729
China Overseas Land & Investment	704,000		769,260
China Resources Power Holdings	216,000		271,010
CNOOC	25,747,900		22,772,571
Denway Motors	32,190,700		12,662,914
Global Bio-Chem Technology Group	13,594,800		4,439,033
Panva Gas Holdings	2,987,000	a	1,516,750
Shanghai Industrial Holdings	4,550,600		9,687,480
Texwinca Holdings	6,215,600		4,194,925
			59,709,813
Hungary--.7%

Egis	1,616		216,935
Magyar Telekom Telecommunications	1,950,910		9,518,845
MOL Hungarian Oil and Gas	6,268		705,506
			10,441,286
India--6.8%
Andhra Bank	976,650		1,940,145
Bharat Petroleum	1,293,788		9,970,619
Dr. Reddy's Laboratories	12,800		216,969
GAIL India	1,073,181		6,410,211
GAIL India, GDR	81,300	b	2,804,850
Grasim Industries	13,400		814,000
Hindalco Industries	159,390		618,613
Hindalco Industries, GDR	2,994,600	b	11,678,940
Hindalco Industries, GDR (Prepaid Shares)	722,350	b	1,525,528
Hindustan Petroleum	1,608,122		10,240,059
Jet Airways India	158,730		2,398,745
Mahanagar Telephone Nigam	1,897,277		5,700,339
Mahanagar Telephone Nigam, ADR	417,250		2,474,292
Mahindra & Mahindra	48,194		879,085
Oil & Natural Gas	717,061		13,725,658
Reliance Energy	272,798		3,219,004
Reliance Industries	178,278		4,914,851
State Bank of India, GDR	255,600	b	18,019,800
Tata Consultancy Services	24,500		641,470
			98,193,178
Indonesia--.8%
Gudang Garam	5,317,700		5,773,171
Indofood Sukses Makmur	7,513,100		1,147,664
Indosat	7,926,000		4,972,668
PT Astra Agro Lestari	210,000		244,026
			12,137,529
Israel--2.8%
Bank Hapoalim	949,744		4,581,882
Bank Leumi Le-Israel	1,030,475		4,150,086
Check Point Software Technologies	313,900	a	7,188,310
Makhteshim-Agan Industries	221,100		1,177,184
Nice Systems, ADR	18,000	a	576,000
Orbotech	9,300	a	237,615
Super-Sol	441,724	a	1,645,659
Teva Pharmaceutical Industries, ADR	663,200		21,262,192
			40,818,928
Malaysia--4.8%
AMMB Holdings	7,175,800		6,664,093
Digi.Com	249,300		930,224
Gamuda	5,733,300		7,733,141
Genting	1,066,900		8,625,435
Kuala Lumpur Kepong	151,800		570,614
Malayan Banking	5,026,000		16,114,317
MK Land Holdings	1,112,000		195,169
Resorts World	2,696,600		9,838,342
RHB Capital	714,300		710,746
Sime Darby	10,253,800		19,130,224
			70,512,305
Mexico--5.4%
Alfa, Cl. A	110,400		655,635
America Movil, ADR Ser. L	5,000		222,350
Cemex (Units)	2,981,640	a	9,741,632
Coca-Cola Femsa, ADR	377,630		13,439,852
Consorcio ARA	50,000		294,887
Controladora Comercial Mexicana (Units)	6,021,600		11,995,154
Embotelladoras Arca	1,098,000		3,600,393
Fomento Economico Mexicano, ADR	4,300		452,575
Groupo Televisa, ADR	12,000		315,360
Grupo Aeroportuario del Sureste, ADR	189,680		8,361,094

Grupo Continental	3,047,500	5,829,189
Grupo Mexico, Ser. B	219,224	792,727
Kimberly-Clark de Mexico, Cl. A	1,061,900	4,443,444
Organizacion Soriana, Cl. B	318,800	2,012,318
Telefonos de Mexico, ADR, Ser. L	631,500	16,482,150
Walmart de Mexico	123,900	463,829
		79,102,589
Philippines--1.0%
ABS-CBN Broadcasting	1,568,300 a	609,279
Banco de Oro Universal Bank, GDR	198,000 a,b	3,516,448
Bank of the Philippine Islands	6,144,851	7,688,815
Globe Telecom	16,600	418,769
Manila Electric, Cl. B	2,878,000	1,887,689
		14,121,000
Poland--.8%
BRE Bank	3,200 a	354,173
KGHM Polska Miedz	17,125	604,048
Telekomunikacja Polska	1,351,997	10,509,378
		11,467,599
Russia--5.0%
LUKOIL, ADR	389,700	34,683,300
MMC Norilsk Nickel, ADR	32,559	5,046,645
Mobile Telesystems, ADR	6,500	312,650
Novolipetsk Steel, GDR	286,000 b	6,749,600
OAO Gazprom, ADR	570,550	26,644,685
		73,436,880
South Africa--7.1%
Alexander Forbes	2,294,419	4,921,444
Anglo Platinum	1,900	219,808
Aspen Pharmacare	473,200	2,232,331
Aveng	404,594	1,851,579
Bidvest Group	653,355	11,649,609
Edgars Consolidated Stores	739,562	3,870,240
Foschini	60,781	479,875
Investec	66,340	764,695
Metropolitan Holdings	174,100	334,513
Mittal Steel South Africa	57,187	729,591
Nampak	4,775,719	14,014,239
Nedbank Group	1,414,899	24,813,077
Remgro	15,400	345,388
Sanlam	7,159,911	17,808,982
Sappi	854,391	13,791,938
Sasol	5,200	182,748
Steinhoff International Holdings	1,241,499	3,813,164
Telkom SA	31,189	586,186
Truworths International	106,499	445,116
		102,854,523
South Korea--20.3%
Daegu Bank	30,400	503,723
Daelim Industrial	66,691	5,769,267
Daewoo Engineering & Construction	24,200	546,804
GS Engineering & Construction	6,400	598,408
Hanwha Chemical	788,280	9,923,473
Honam Petrochemical	5,640	384,739
Hynix Semiconductor	130,880 a	4,971,018
Hyundai Department Store	100,107	8,940,048
Hyundai Heavy Industries	3,100	450,291
Hyundai Mobis	101,279	9,404,323
Hyundai Motor	216,290	16,383,490
Industrial Bank of Korea	210,500	3,827,685
Kookmin Bank	309,614	24,118,844
Kookmin Bank, ADR	17,200	1,345,900
Korea Electric Power	627,815	26,175,846
Korea Electric Power, ADR	67,000	1,439,830

Korea Exchange Bank	223,310 a	3,267,717
KT	26,800	1,375,468
KT & G	3,600	235,894
KT, ADR	569,820	14,473,428
Kumho Tire	747,500	10,174,172
Kumho Tire, GDR	231,200 b	1,573,425
LG Chem	287,890	13,288,660
LG Electronics	273,510	16,391,766
LG.Philips LCD, ADR	78,700 a	1,223,785
LG.Philips LCD	248,920 a	7,767,032
Lotte Shopping	36,271	14,849,489
POSCO	50,410	15,837,874
POSCO, ADR	15,100	1,190,786
Samsung Electro-Mechanics	5,820 a	262,695
Samsung Electronics	49,446	33,942,918
Samsung SDI	64,347	4,590,280
Samsung Securities	59,350	3,378,110
Shinhan Financial Group	266,690	12,984,423
SK	48,178	3,545,702
SK Telecom	16,642	3,867,734
SK Telecom, ADR	608,400	15,775,812
		294,780,859
Taiwan--16.0%
Advanced Semiconductor Engineering	3,057,355 a	3,515,179
Asia Cement	914,068	905,451
BenQ	20,594,100 a	11,329,778
Catcher Technology	66,873	594,220
China Development Financial Holding	1,084,590	482,710
China Motor	8,067,103	7,380,196
Chinatrust Financial Holding	17,284,458	14,744,276
Chunghwa Telecom, ADR	885,106	16,817,014
Compal Electronics	23,005,472	21,117,679
Delta Electronics	164,450	505,218
Elan Microelectronics	1,081,591	549,905
Far Eastern Textile	3,880,300	3,280,056
First Financial Holding	21,541,907	16,079,031
Fubon Financial Holding	7,802,000	7,342,633
High Tech Computer	11,400	263,551
Hung Poo Real Estate Development	242,000	298,059
Nan Ya Printed Circuit Board	134,000	942,204
Nien Hsing Textile	2,056,000	1,207,356
Nien Made Enterprises	3,270,260	3,032,230
Optimax Technology	5,394,284 a	3,817,929
Powerchip Semiconductor	4,357,000	2,827,909
ProMOS Technologies	1,278,000 a	574,715
Quanta Computer	12,819,820	22,347,020
Radiant Opto-Electronics	1,882,050	2,931,705
Shin Kong Financial Holding	522,000	537,246
SinoPac Financial Holdings	33,718,225	18,081,014
Sunplus Technology	5,409,395	5,550,670
Taiwan Cement	4,489,463	4,072,500
Taiwan Mobile	1,127,806	1,127,632
Taiwan Semiconductor Manufacturing, ADR	43,644	469,173
United Microelectronics	71,697,391	46,867,557
Wan Hai Lines	597,000	350,580
Wistron	326,249	415,941
Yageo	27,664,960 a	12,056,125
		232,414,462
Thailand--2.2%
Bangkok Bank Public	427,200	1,547,415
Charoen Pokphand Foods	20,310,700	2,864,983
Delta Electronics Thai	956,700	468,687
Kasikornbank	5,284,200	10,132,550
Krung Thai Bank	18,624,600	6,807,636

Siam Commercial Bank	4,574,000	8,444,101
Siam Makro	547,400	1,233,964
Thai Airways International	266,500	347,092
		31,846,428
Turkey--1.4%
KOC Holding	1,473,120 a	5,042,019
Turkcell Iletisim Hizmetleri	1,171,000	5,472,715
Turkiye Is Bankasi, Cl. C	2,400,706	9,982,317
		20,497,051
United States--.3%
iShares MSCI Emerging Markets Index Fund	11,400	1,251,720
Taro Pharmaceutical Industries	316,000 a	3,169,480
		4,421,200
Total Common Stocks
(cost $1,025,791,228)		1,372,733,749

Preferred Stocks--3.4%

Brazil:
Brasil Telecom	83,000	377,970
Braskem, Cl. A	992,900	7,243,626
Centrais Eletricas Brasileiras, Cl. B	329,041	7,011,325
Cia de Tecidos do Norte de Minas - Coteminas	64,208	6,827,480
Cia Energetica de Minas Gerais	169,105	7,660,954
Cia Paranaense de Energia, Cl. B	619,109	6,840,825
Petroleo Brasileiro	31,200	661,071
Telecomunicacoes de Sao Paulo	146,527	3,316,672
Telemar Norte Leste, Cl. A	150,904	3,418,537
Telemig Celular Participacoes	3,346,453	6,157,597
Usinas Siderurgicas de Minas Gerais, Cl. A	19,500	659,466
Total Preferred Stocks
(cost $31,863,650)		50,175,523

Other Investment--.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,100,000)	10,100,000 [c]	10,100,000

Total Investments (cost $1,067,754,878)	98.4%	1,433,009,272
Cash and Receivables (Net)	1.6%	23,119,315
Net Assets	100.0%	1,456,128,587

ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may
	be resold in transactions exempt from registration, normally to qualified institutional buyers. At November
	30, 2006, these securities amounted to $45,868,591 or 3.2% of net assets.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Bond Fund
November 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.6%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--3.4%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,365,000	2,346,652
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	6,940,000	6,791,558
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	6,180,000	6,220,850
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,623,688
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,780,000	6,807,988
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4	3.91	9/15/11	4,910,000	4,834,795
				30,625,531
Asset-Backed Ctfs./Other--.5%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	2,535,000	2,543,241
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	2,305,000	2,280,441
				4,823,682
Automotive, Trucks & Parts--.8%
Johnson Controls,
Sr. Notes	5.25	1/15/11	7,110,000	7,108,279
Bank & Finance--10.5%
AEP Texas Central Transition
Funding, Scd. Bonds, Ser. A-4	5.17	1/1/18	7,090,000	7,010,238
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	2,635,000 a	2,669,703
AXA Financial,
Sr. Notes	7.75	8/1/10	5,000,000	5,436,580
Bank of America,
Sub. Notes	7.40	1/15/11	4,385,000	4,780,273
Bank of America,
Sub. Notes	7.80	2/15/10	6,380,000	6,909,578
BankAmerica Capital II,
Gtd. Unscd. Notes., Ser. 2	8.00	12/15/26	6,775,000	7,049,950
Bear Stearns Cos.,
Notes	4.50	10/28/10	2,000,000	1,966,310
Caterpillar Financial Services,
Notes	5.05	12/1/10	4,540,000	4,553,774
CIT Group,
Sr. Notes	7.75	4/2/12	4,365,000	4,863,304
Citigroup,
Sub. Notes	5.00	9/15/14	4,000,000	3,960,268
Goldman Sachs Group,
Gtd. Notes	6.35	2/15/34	6,455,000	6,753,647
HSBC Holdings,
Sub. Notes	6.50	5/2/36	4,500,000	5,006,858
International Lease Finance,
Notes	5.75	6/15/11	3,635,000 b	3,736,551
J.P. Morgan & Co.,

Sub. Notes	6.25	1/15/09	1,800,000	1,834,616
John Deere Capital,
Notes	7.00	3/15/12	4,360,000	4,741,461
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	3.25	10/12/07	6,555,000 b	6,456,046
Lehman Brothers Holdings,
Sub. Notes	5.75	1/3/17	7,180,000 b	7,366,472
Morgan Stanley,
Sub. Notes	4.75	4/1/14	7,210,000	6,985,012
PNC Funding,
Sr. Notes	4.50	3/10/10	2,825,000	2,784,032
				94,864,673
Building & Construction--.4%
CRH America,
Gtd. Notes	5.30	10/15/13	3,495,000	3,446,919
Commercial & Professional Services--.8%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	7,400,000 a	7,356,651
Commercial Mortgage Pass-Through Ctfs.--5.0%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. AM	5.35	9/10/47	10,820,000 c	10,911,992
Citigroup/Deutsche Bank Commercial
Mortgage Association,
Ser. 2006-CD3, Cl. AM	5.65	10/15/48	3,280,000	3,398,367
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.61	1/15/46	3,870,000 c	3,940,025
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP2, Cl. AM	4.78	7/15/42	3,720,000	3,625,816
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-CB12, Cl. AM	4.95	9/12/37	3,075,000 c	3,028,272
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB15, Cl. AM	5.86	6/12/43	6,080,000 c	6,407,900
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C6, Cl. AM	5.41	9/15/39	3,890,000 c	3,964,909
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C3, Cl. AM	5.71	3/15/39	5,055,000 c	5,266,461
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C4, Cl. AM	6.12	6/15/38	4,000,000 c	4,251,758
				44,795,500
Food & Beverages--.4%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	3,805,000	3,854,263
Foreign/Governmental--1.5%
Province of Ontario,
Notes	5.13	7/17/12	3,500,000 b	3,561,264
Province of Ontario,
Sr. Unsub. Bonds	5.50	10/1/08	4,000,000	4,039,732
United Mexican States,
Notes	5.63	1/15/17	4,705,000	4,742,640
United Mexican States,
Notes	6.63	3/3/15	1,480,000	1,591,000
				13,934,636
Health Care--.4%
Aetna,

Sr. Unsub. Notes	5.75	6/15/11	3,380,000	3,461,579
Industrials--3.6%
Devon Financing,
Gtd. Notes	6.88	9/30/11	3,000,000	3,210,837
Emerson Electric,
Notes	5.00	12/15/14	3,500,000	3,471,444
Fortune Brands,
Notes	5.13	1/15/11	4,150,000 b	4,102,922
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	4,350,000	4,344,915
International Business Machines,
Notes	4.38	6/1/09	3,000,000	2,961,786
International Business Machines,
Debs.	7.00	10/30/25	2,000,000	2,351,024
Oracle,
Notes	5.00	1/15/11	7,000,000	6,995,765
Wal-Mart Stores,
Bonds	5.25	9/1/35	5,310,000	5,071,023
				32,509,716
Media & Telecommunications--5.5%
AT & T,
Notes	6.80	5/15/36	2,500,000 b	2,742,975
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,180,000	4,331,274
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	4,200,000	4,295,583
Comcast,
Gtd. Notes	5.90	3/15/16	6,400,000	6,529,862
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,275,090
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	4,320,000	4,458,318
Sprint Capital,
Gtd. Notes	6.90	5/1/19	6,360,000	6,749,385
Time Warner,
Gtd. Notes	6.50	11/15/36	5,765,000 b	5,906,571
Univision Communications,
Gtd. Notes	3.50	10/15/07	6,825,000	6,668,776
Verizon Global Funding,
Notes	7.25	12/1/10	3,200,000	3,445,955
				49,403,789
Real Estate Investment Trusts--1.0%
ERP Operating,
Notes	6.95	3/2/11	4,000,000	4,279,788
Simon Property Group,
Unscd. Notes	5.75	5/1/12	4,755,000	4,875,644
				9,155,432
Residential Mortgage Pass-Through Ctfs.--.7%
Washington Mutual,
Ser. 2003-S4, Cl. 4A1	4.00	2/25/32	1,540,138	1,491,761
Washington Mutual,
Ser. 2004-AR9, Cl. A6	4.16	8/25/34	4,510,000 c	4,411,516
				5,903,277
U.S. Government Agencies--9.4%
Federal Home Loan Banks,
Bonds	5.40	9/18/08	3,145,000	3,149,236
Federal Home Loan Banks,
Bonds	5.40	10/23/09	5,210,000	5,211,391

Federal Home Loan Banks,
Bonds	5.50	2/21/08	4,520,000	4,521,532
Federal Home Loan Banks,
Bonds, Ser. 661	5.50	6/13/08	4,060,000	4,069,078
Federal Home Loan Banks,
Bonds, Ser. 659	5.50	6/5/09	4,470,000	4,480,339
Federal Home Loan Banks,
Bonds	5.63	8/14/08	5,475,000	5,480,464
Federal Home Loan Banks,
Bonds	5.75	8/7/09	4,590,000	4,603,104
Federal Home Loan Banks,
Bonds, Ser. 670	5.88	6/29/09	4,510,000	4,523,963
Federal Home Loan Mortgage Corp.,
Notes	5.00	12/28/07	3,370,000	3,365,788
Federal Home Loan Mortgage Corp.,
Notes	5.33	2/27/09	2,760,000	2,759,603
Federal Home Loan Mortgage Corp.,
Notes	5.50	4/24/09	6,685,000	6,689,486
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	5,345,000	5,388,989
Federal National Mortgage
Association, Notes	5.20	11/8/10	4,625,000	4,614,316
Federal National Mortgage
Association, Notes	5.25	4/4/08	4,735,000	4,736,326
Federal National Mortgage
Association, Notes, Ser. 1	5.30	10/10/08	4,635,000	4,636,650
Federal National Mortgage
Association, Notes	5.60	6/15/09	6,355,000	6,364,501
Federal National Mortgage
Association, Notes	5.70	7/17/08	5,225,000	5,242,525
Federal National Mortgage
Association, Notes	5.75	6/9/11	4,710,000	4,751,424
				84,588,715
U.S. Government Agencies/Mortgage-Backed--34.5%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18 - 3/1/21			22,752,900	22,141,472
5.00%, 10/1/18 - 7/1/36			31,651,306	30,979,635
5.10%, 10/1/35			6,430,651 c	6,385,483
5.50%, 9/1/19 - 3/1/35			30,575,564	30,617,872
6.00%, 7/1/17 - 7/1/20			4,534,490	4,608,807
7.00%, 4/1/32 - 8/1/36			4,850,552	4,987,811
Ser. 1660, Cl. H 6.50%, 1/15/09			1,158,203	1,159,454
Federal National Mortgage Association:
3.98%, 3/1/35			7,943,680 c	7,797,416
4.57%, 3/1/35			3,802,406 c	3,724,820
4.96%, 9/1/35			7,306,170 c	7,237,648
5.00%, 5/1/19 - 4/1/36			45,275,874	44,475,248
5.09%, 10/1/35			7,565,675 c	7,511,558
5.50%, 1/1/20 - 4/1/36			68,173,887	68,076,483
6.00%, 9/1/21 - 9/1/34			22,850,389	23,182,707
6.50%, 3/1/17 - 11/1/36			33,172,452	33,866,462
7.00%, 6/1/09 - 7/1/36			7,086,387	7,285,109
7.50%, 7/1/32			820,985	855,154
8.00%, 7/1/07 - 2/1/13			535,948	542,049
Government National Mortgage Association I:
6.00%, 10/15/08 - 10/15/33			2,946,328	2,989,674
7.00%, 5/15/23 - 12/15/23			833,918	862,465
7.50%, 3/15/27			603,555	631,155

8.00%, 5/15/07 - 9/15/08			438,958	439,623
9.00%, 12/15/09			838,476	855,807
7.00%, 12/15/23			414,795	428,994
				311,642,906
U.S. Government Securities--19.3%
U.S. Treasury Bonds:
4.50%, 2/15/36			7,205,000 b	7,135,767
6.25%, 8/15/23			42,035,000 b	49,712,987
U.S. Treasury Inflation Protected
Securities, 3.38%, 1/15/07			11,982,445 b,d	11,891,563
U.S. Treasury Notes:
4.00%, 11/15/12			44,370,000 b	43,425,407
4.25%, 1/15/11			17,985,000 b	17,852,235
4.38%, 12/15/10			8,300,000 b	8,280,229
4.50%, 2/15/16			3,910,000 b	3,922,222
4.63%, 8/31/11			14,585,000 b	14,698,953
4.63%, 11/15/16			3,635,000 b	3,683,847
4.88%, 8/15/16			4,685,000 b	4,833,786
5.13%, 5/15/16			6,190,000 b	6,502,403
6.00%, 8/15/09			1,940,000 b	2,012,447
				173,951,846
Utilities--.9%
FPL Group Capital,
Gtd. Debs.	6.13	5/15/07	6,000,000	6,020,868
Southern California Edison,
First Mortgage Bonds	4.65	4/1/15	2,200,000	2,118,228
				8,139,096
Total Bonds and Notes
(cost $887,210,614)				889,566,490

Other Investment--.8%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,507,000)			7,507,000 [e]	7,507,000

Investment of Cash Collateral
for Securities Loaned--21.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $190,007,117)			190,007,117 [e]	190,007,117

Total Investments (cost $1,084,724,731)			120.5%	1,087,080,607
Liabilities, Less Cash and Receivables			(20.5%)	(185,033,442)
Net Assets			100.0%	902,047,165

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November
30, 2006, these securities amounted to $10,026,354 or 1.1% of net assets.
b	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities on loan is $185,962,970 and the total market value of the collateral held by the fund is $190,007,117.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Intermediate Bond Fund
November 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--3.8%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,350,000	2,331,769
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	4,660,000	4,560,325
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,700,869
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,697,634
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	5,135,000	5,156,197
Nissan Auto Receivables Owner
Trust, Ser. 2004-A, Cl. A4	2.76	7/15/09	3,504,737	3,446,011
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4	3.91	9/15/11	3,150,000	3,101,753
				25,994,558
Asset-Backed Ctfs./Other--1.1%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	2,700,000	2,667,044
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	3,185,000	3,195,354
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	1,660,000	1,642,313
				7,504,711
Automotive, Trucks & Parts--.8%
Johnson Controls,
Sr. Notes	5.25	1/15/11	5,715,000	5,713,617
Bank & Finance--13.1%
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	1,965,000 a	1,990,879
AXA Financial,
Sr. Notes	7.75	8/1/10	3,625,000	3,941,521
Bank of America,
Sub. Notes	7.40	1/15/11	3,805,000	4,147,990
Bank of America,
Sub. Notes	7.80	2/15/10	5,125,000	5,550,406
Bank of New York,
Sr. Notes, Ser. E	3.63	1/15/09	4,000,000	3,890,164
BankAmerica Capital II,
Gtd. Cap. Secs., Ser. 2	8.00	12/15/26	4,975,000	5,176,900
Bear Stearns Cos.,
Notes	4.50	10/28/10	2,100,000 b	2,064,626
Caterpillar Financial Services,
Notes	5.05	12/1/10	4,975,000	4,990,094
CIT Group,
Sr. Notes	7.75	4/2/12	3,665,000	4,083,393
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	4,356,295
Equitable Cos.,
Sr. Notes	6.50	4/1/08	1,200,000	1,218,868
General Electric Capital,

Notes	5.50	4/28/11	5,265,000	5,381,456
Goldman Sachs Group,
Notes	4.75	7/15/13	5,400,000 b	5,284,073
Household Finance,
Notes	4.75	7/15/13	5,400,000	5,288,485
International Lease Finance,
Notes	5.75	6/15/11	4,645,000 b	4,774,767
John Deere Capital,
Notes	7.00	3/15/12	3,660,000	3,980,217
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	3.25	10/12/07	8,320,000 b	8,194,401
Lehman Brothers Holdings,
Notes	4.25	1/27/10	2,400,000	2,352,062
Lehman Brothers Holdings,
Sr. Notes	5.75	7/18/11	1,285,000 b	1,321,162
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	5,895,000	6,286,953
Wachovia,
Sub. Notes	6.38	2/1/09	4,000,000	4,091,076
				88,365,788
Building & Construction--.7%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	4,862,178
Commercial & Professional Services--.8%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	5,100,000 a	5,070,124
Commercial Mortgage Pass-Through Ctfs.--2.7%
Citigroup/Deutsche Bank Commercial
Mortgage Association,
Ser. 2006-CD3, Cl. AM	5.65	10/15/48	4,485,000	4,646,853
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.61	1/15/46	3,735,000 c	3,802,582
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A4	4.76	7/10/39	2,800,000	2,738,249
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP2, Cl. AM	4.78	7/15/42	2,405,000	2,344,109
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-CB12, Cl. AM	4.95	9/12/37	1,985,000 c	1,954,836
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C4, Cl. AM	6.12	6/15/38	2,800,000 c	2,976,230
				18,462,859
Food & Beverages--.4%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	2,670,000	2,704,568
Foreign/Governmental--.5%
Province of Ontario,
Notes	5.13	7/17/12	2,200,000	2,238,509
United Mexican States,
Notes	6.63	3/3/15	1,064,000	1,143,800
				3,382,309
Health Care--.6%
Aetna,
Sr. Unsub. Notes	5.75	6/15/11	3,850,000	3,942,924
Industrials--4.1%
Devon Financing,

Gtd. Notes	6.88	9/30/11	4,000,000	4,281,116
Emerson Electric,
Notes	4.63	10/15/12	3,000,000	2,943,468
Fortune Brands,
Notes	5.13	1/15/11	4,140,000 b	4,093,036
International Business Machines,
Notes	4.38	6/1/09	5,000,000	4,936,310
Oracle/Ozark Holding,
Notes	5.00	1/15/11	7,000,000 b	6,995,765
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	4,500,000	4,723,371
				27,973,066
Media & Telecommunications--5.2%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	3,930,000	4,072,227
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	5,000,000 b	5,058,875
Comcast,
Gtd. Notes	5.90	3/15/16	4,555,000	4,647,426
News America,
Gtd. Sr. Notes	4.75	3/15/10	4,115,000	4,070,496
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	3,045,000	3,142,495
Sprint Capital,
Notes	8.38	3/15/12	5,250,000	5,920,845
Time Warner,
Gtd. Notes	5.50	11/15/11	3,090,000 b	3,117,000
Univision Communications,
Gtd. Notes	3.50	10/15/07	2,595,000	2,535,600
Verizon Global Funding,
Notes	7.25	12/1/10	2,400,000	2,584,466
				35,149,430
Real Estate Investment Trusts--.8%
ERP Operating,
Notes	6.95	3/2/11	1,875,000	2,006,150
Simon Property Group,
Unscd. Notes	5.75	5/1/12	3,470,000	3,558,041
				5,564,191
U.S. Government Agencies--17.6%
Federal Home Loan Banks,
Bonds	5.40	9/18/08	6,410,000	6,418,634
Federal Home Loan Banks,
Bonds	5.40	10/23/09	6,800,000	6,801,816
Federal Home Loan Banks,
Bonds	5.50	2/21/08	7,315,000	7,317,480
Federal Home Loan Banks,
Bonds, Ser. 661	5.50	6/13/08	6,090,000	6,103,617
Federal Home Loan Banks,
Bonds, Ser. 1	5.50	8/28/08	9,885,000	9,894,984
Federal Home Loan Banks,
Bonds, Ser. 659	5.50	6/5/09	4,745,000	4,755,975
Federal Home Loan Banks,
Bonds	5.63	8/14/08	8,415,000	8,423,398
Federal Home Loan Banks,
Bonds	5.75	8/7/09	7,015,000	7,035,028
Federal Home Loan Banks,
Bonds, Ser. 670	5.88	6/29/09	6,900,000	6,921,362
Federal Home Loan Mortgage Corp.,

Notes	5.00	12/28/07	3,500,000	3,495,625
Federal Home Loan Mortgage Corp.,
Notes	5.33	2/27/09	2,730,000	2,729,607
Federal Home Loan Mortgage Corp.,
Notes	5.50	4/24/09	4,935,000	4,938,311
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	5,750,000	5,797,323
Federal National Mortgage
Association, Notes	5.20	11/8/10	3,275,000	3,267,435
Federal National Mortgage
Association, Notes	5.25	4/4/08	7,135,000	7,136,998
Federal National Mortgage
Association, Notes, Ser. 1	5.30	10/10/08	7,165,000	7,167,551
Federal National Mortgage
Association, Notes	5.60	6/15/09	7,695,000	7,706,504
Federal National Mortgage
Association, Notes	5.70	7/17/08	6,870,000	6,893,042
Federal National Mortgage
Association, Notes	5.75	6/9/11	6,175,000	6,229,309
				119,033,999
U.S. Government Agencies/Mortgage-Backed--1.3%
Federal Home Loan Mortgage Corp.:
3.50%, 5/1/08			868,675	845,342
4.50%, 11/1/07			829,310	823,696
4.92%, 11/1/32			695,924 c	705,093
REMIC, Ser. 2134, Cl. PM
5.50%, 3/15/14			1,803,443	1,816,572
Federal National Mortgage Association:
5.00%, 10/1/18			3,896,277	3,870,640
7.00%, 6/1/09			162,633	163,770
Government National Mortgage Association I:
6.50%, 9/15/13			463,743	475,299
8.00%, 2/15/08			91,592	92,030
				8,792,442
U.S. Government Securities--43.5%
U.S. Treasury Inflation Protected
Securities, 3.38%, 1/15/07			14,742,699 b,d	14,630,881
U.S. Treasury Notes:
4.00%, 11/15/12			24,965,000 b	24,433,520
4.13%, 8/15/10			8,730,000 b	8,633,839
4.13%, 5/15/15			1,375,000 b	1,344,225
4.25%, 1/15/11			42,590,000 b	42,275,601
4.25%, 8/15/15			9,995,000 b	9,851,722
4.38%, 8/15/12			4,560,000 b	4,554,660
4.50%, 11/15/15			27,610,000 b	27,700,616
4.50%, 2/15/16			5,360,000 b	5,376,755
4.63%, 8/31/11			26,835,000 b	27,044,662
4.63%, 11/15/16			6,330,000 b	6,415,063
4.88%, 8/15/16			20,870,000 b	21,532,789
5.13%, 5/15/16			23,155,000 b	24,323,610
5.50%, 2/15/08			980,000 b	988,460
6.00%, 8/15/09			72,535,000 b	75,243,747
				294,350,150
Utilities--1.0%
Alabama Power,
Sr. Notes, Ser. CC	3.50	11/15/07	3,675,000	3,619,515
FPL Group Capital,
Gtd. Debs.	6.13	5/15/07	3,250,000	3,261,304

		6,880,819
Total Bonds and Notes
(cost $663,076,398)		663,747,733

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,465,000)	6,465,000 [e]	6,465,000

Investment of Cash Collateral
for Securities Loaned--43.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $296,232,289)	296,232,289 [e]	296,232,289

Total Investments (cost $965,773,687)	142.7%	966,445,022
Liabilities, Less Cash and Receivables	(42.7%)	(289,303,261)
Net Assets	100.0%	677,141,761

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November
30, 2006, these securities amounted to $7,061,003 or 1.0% of net assets.
b	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities on loan is $289,950,405 and the total market value of the collateral held by the fund is $296,232,289.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Short-Term U.S. Government Securities Fund
November 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.8%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--39.9%
Federal Home Loan Banks,
Bonds	5.13	8/8/08	2,825,000	2,840,902
Federal Home Loan Banks,
Bonds	5.40	9/18/08	1,675,000	1,677,256
Federal Home Loan Banks,
Bonds	5.40	10/23/09	1,195,000	1,195,319
Federal Home Loan Banks,
Bonds	5.50	2/21/08	1,665,000	1,665,564
Federal Home Loan Banks,
Bonds, Ser. 661	5.50	6/13/08	1,775,000	1,778,969
Federal Home Loan Banks,
Bonds, Ser. 663	5.50	6/27/08	2,000,000	2,004,408
Federal Home Loan Banks,
Bonds, Ser. 1	5.50	8/28/08	3,250,000	3,253,283
Federal Home Loan Banks,
Bonds, Ser. 659	5.50	6/5/09	1,225,000	1,227,833
Federal Home Loan Banks,
Bonds, Ser. 1	5.50	11/3/09	2,500,000	2,500,348
Federal Home Loan Banks,
Bonds	5.63	8/14/08	2,115,000	2,117,111
Federal Home Loan Banks,
Bonds	5.75	8/7/09	1,755,000	1,760,011
Federal Home Loan Banks,
Bonds, Ser. 670	5.88	6/29/09	1,810,000	1,815,604
Federal Home Loan Banks,
Bonds, Ser. 4	6.00	6/29/11	1,300,000	1,304,690
Federal Home Loan Mortgage Corp.,
Notes	4.50	8/22/07	1,885,000	1,875,677
Federal Home Loan Mortgage Corp.,
Notes	4.63	12/19/08	1,240,000	1,236,796
Federal Home Loan Mortgage Corp.,
Notes	5.00	12/28/07	920,000	918,850
Federal Home Loan Mortgage Corp.,
Notes	5.13	2/27/08	3,000,000 a	2,998,779
Federal Home Loan Mortgage Corp.,
Notes	5.33	2/27/09	3,000,000	2,999,568
Federal Home Loan Mortgage Corp.,
Notes	5.50	4/24/09	3,000,000	3,002,013
Federal National Mortgage
Association, Notes	4.00	5/9/07	1,850,000	1,840,056
Federal National Mortgage
Association, Notes	4.10	4/18/07	1,375,000	1,369,456
Federal National Mortgage
Association, Notes, Ser. 1	5.10	2/22/08	3,000,000	2,999,637
Federal National Mortgage
Association, Notes	5.25	4/4/08	1,975,000	1,975,553
Federal National Mortgage
Association, Notes	5.25	6/15/08	2,300,000	2,315,550
Federal National Mortgage
Association, Notes, Ser. 1	5.30	10/10/08	1,675,000	1,675,596
Federal National Mortgage
Association, Notes	5.60	6/15/09	1,215,000	1,216,816
Federal National Mortgage
Association, Notes	5.70	7/17/08	1,800,000	1,806,037
				53,371,682
U.S. Government Agencies/Mortgage-Backed--9.0%
Federal Home Loan Mortgage Corp.:
3.50%, 5/1/08 - 9/1/08			3,488,034	3,398,217

4.00%, 2/1/08 - 3/1/10	3,112,014	3,061,884
4.50%, 11/1/07 - 5/1/08	1,433,823	1,423,785
4.92%, 11/1/32	173,981 b	176,273
5.00%, 3/1/08 - 4/1/09	240,450	239,553
REMIC, Ser. 2495, Cl. UC
5.00%, 7/15/32	151,369	150,235
Federal National Mortgage Association:
4.50%, 1/1/10	266,669	262,629
4.74%, 6/1/32	379,001 b	385,743
4.84%, 3/1/32	63,090 b	63,806
5.50%, 6/1/09	66,338	66,698
5.76%, 3/1/32	52,227 b	53,278
5.84%, 6/1/32	266,130 b	272,831
6.71%, 4/1/32	47,344 b	48,299
6.80%, 5/1/32	116,264 b	118,748
6.88%, 5/1/32	548 b	557
7.20%, 6/1/32	80,014 b	81,555
Whole Loan, Ser. 2003-W19,
Cl. 1A4 4.78%, 11/25/33	1,592,136	1,577,572
Government National Mortgage Association I,
6.00%, 12/15/08 - 4/15/09	665,473	667,561
		12,049,224
U.S. Government Securities--48.9%
U.S. Treasury Inflation Protected
Securities 3.38%, 1/15/07	2,593,742 a,c	2,574,069
U.S. Treasury Notes:
3.50%, 12/15/09	4,440,000	4,318,251
4.13%, 8/15/10	6,750,000 a	6,675,649
4.75%, 11/15/08	15,000,000 a	15,045,120
5.75%, 8/15/10	5,035,000 a	5,257,643
6.00%, 8/15/09	18,000,000 a	18,672,192
6.50%, 2/15/10	12,055,000 a	12,774,539
		65,317,463
Total Bonds and Notes
(cost $131,005,543)		130,738,369

Other Investment--1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,729,000)	1,729,000 [d]	1,729,000

Investment of Cash Collateral
for Securities Loaned--42.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $56,486,767)	56,486,767 [d]	56,486,767

Total Investments (cost $189,221,310)	141.3%	188,954,136
Liabilities, Less Cash and Receivables	(41.3%)	(55,192,716)
Net Assets	100.0%	133,761,420

a	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities on loan is $55,004,570 and the total market value of the collateral held by the fund is $56,486,767.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon National Intermediate Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--3.4%
Alabama	5.00	6/1/09	2,295,000	2,378,194
Alabama Public School and College
Authority, Capital Improvement	5.63	7/1/13	3,000,000	3,191,970
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System Inc.)	5.00	11/15/15	5,260,000	5,530,469
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	14,304,060
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	0/5.00	11/15/13	1,365,000 a	1,400,845
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	0/5.00	11/15/14	2,500,000 a	2,582,800
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	8.00	12/1/10	1,000,000	1,160,030
Arizona--2.9%
Arizona School Facilities Board,
State School Improvement
Revenue	5.00	7/1/08	1,625,000	1,662,115
Arizona School Facilities Board,
State School Trust Revenue
(Insured; AMBAC)	5.75	7/1/17	3,000,000	3,407,700
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	6.35	7/1/10	550,000	602,008
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	7.00	7/1/11	1,905,000	2,179,530
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,442,625
Phoenix	6.25	7/1/16	1,250,000	1,513,663
Phoenix Civic Improvement Corp.,
Transit Excise Tax Revenue
(Light Rail Project) (Insured;
AMBAC)	5.00	7/1/16	6,000,000	6,526,140
Phoenix Industrial Development
Authority, SFMR

(Collateralized: FHLMC, FNMA
and GNMA)	6.60	12/1/29	360,000	369,079
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/10	1,000,000	1,044,230
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/17	1,000,000	1,081,970
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.70	12/1/11	1,000,000 b	1,103,970
Tucson	5.00	7/1/12	1,265,000	1,360,153
University Medical Center Corp.,
HR	5.25	7/1/16	2,310,000	2,469,968
California--19.5%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,815,000	1,901,285
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 a	4,115,350
California	5.75	3/1/08	190,000	190,980
California	6.60	2/1/09	510,000	542,513
California	5.50	6/1/10	3,685,000 b	3,932,853
California	5.00	11/1/11	655,000 b	701,629
California	5.00	11/1/12	345,000	367,629
California	5.50	6/1/20	270,000	285,247
California	5.25	11/1/26	10,500,000	11,361,945
California	5.50	11/1/33	3,900,000	4,304,937
California
(Insured; FGIC)	5.75	3/1/09	80,000	80,437
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000	16,390,528
California,
GO (Various Purpose)	5.00	2/1/33	1,825,000	1,927,784
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corp.)	0/5.25	6/1/21	1,250,000 a	1,093,687
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/08	4,000,000	4,109,440
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC)	5.38	5/1/12	5,000,000 b	5,520,000
California Educational Facilities
Authority, Revenue (Pepperdine
University)	5.75	9/15/08	3,250,000 b	3,410,030
California Educational Facilities
Authority, Revenue (Stanford
University)	5.00	11/1/11	3,000,000	3,217,770

California Infrastructure and
Economic Development Bank,
Revenue (Clean Water State
Revolving Fund)	5.00	10/1/17	2,500,000	2,686,050
California Municipal Finance
Authority, SWDR (Waste
Management Inc. Project)	4.10	9/1/09	1,000,000	999,690
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,429,150
California Statewide Communities
Development Authority, MFHR
(Archstone/Seascape Village
Apartments)	5.25	6/1/08	4,000,000	4,069,280
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	3,000,000	3,098,280
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	3,470,000	3,712,171
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	7,000,000	7,454,860
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.80	1/15/20	1,505,000 a	1,481,868
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/26	8,000,000 a	7,822,080
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,755,000 b	6,977,104
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	8,240,000 b	8,510,931
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	1,000,000	1,020,370
Kern High School District
(Insured; MBIA)	6.40	2/1/12	2,750,000	3,063,693
Los Angeles Department of Water
and Power, Power Systems
Revenue (Insured; MBIA)	5.25	7/1/11	2,250,000	2,423,835

Los Angeles Unified School
District, GO (Insured; MBIA)	5.13	7/1/12	20,000,000 b	21,714,800
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/16	2,000,000	2,351,240
Modesto Wastewater Treatment
Facility, Revenue (Insured;
MBIA)	6.00	11/1/09	500,000	536,185
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,681,890
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	1,010,000	1,056,177
Sacramento Municipal Utility
District, Electric Revenue
(Insured; FGIC)	5.25	5/15/13	3,530,000	3,898,214
San Francisco City and County,
GO (Insured; FGIC)	4.00	6/15/20	5,000,000	5,019,750
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	205,000	218,616
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	420,000	446,821
Santa Margarita-Dana Point
Authority, Revenue (Insured;
MBIA)	7.25	8/1/07	500,000	512,130
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/13	3,010,000	3,348,655
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/14	2,000,000	2,253,720
Westside Unified School District
(Insured; AMBAC)	6.00	8/1/14	385,000	452,144
Colorado--3.9%
Colorado Department of
Transportation, Transportation
RAN (Insured; MBIA)	5.25	6/15/10	1,000,000	1,058,010
Colorado Educational and Cultural
Facilities Authority, Revenue
(Regis University Project)
(Insured; Radian)	5.00	6/1/22	1,825,000	1,925,941
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	1,068,640

Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,317,737
Colorado Housing Finance Authority
(Single Family Program)	6.75	4/1/15	100,000	100,772
Colorado Housing Finance Authority
(Single Family Program)	7.10	5/1/15	5,000	5,064
Colorado Housing Finance Authority
(Single Family Program)	6.05	10/1/16	155,000	160,037
Colorado Housing Finance Authority
(Single Family Program)	6.70	10/1/16	60,000	60,899
Colorado Housing Finance Authority
(Single Family Program)	7.55	11/1/27	15,000	15,198
Colorado Housing Finance Authority
(Single Family Program)	6.80	11/1/28	30,000	30,375
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.75	10/1/21	265,000	270,591
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	70,000	71,150
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/16	3,565,000 a	3,089,251
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/17	3,500,000 a	3,044,300
Jefferson County School District
(Insured; MBIA)	6.50	12/15/10	1,500,000	1,665,510
Northwest Parkway Public Highway
Authority (Insured; AMBAC)	0/5.45	6/15/17	7,690,000 a	6,916,309
Northwest Parkway Public Highway
Authority (Insured; FSA)	0/5.55	6/15/18	5,000,000 a	4,503,600
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/21	7,345,000 a	6,668,672
University of Colorado,
Enterprise System Revenue	5.00	6/1/09	500,000	518,005
University of Colorado,
Enterprise System Revenue	5.50	6/1/10	500,000	532,815
Connecticut--.3%
Connecticut
(Insured; AMBAC)	5.25	6/1/18	1,500,000	1,715,460
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	300,000	310,068
Stamford	6.60	1/15/07	500,000	501,910
Florida--5.5%
Florida Board of Education,
Public Education Capital
Outlay (Insured; FSA)	5.20	6/1/23	10,000,000	10,305,400
Florida Municipal Loan Council,
Revenue (Insured; MBIA)	5.75	11/1/15	520,000	563,644
Halifax Hospital Medical Center,

HR and Improvement	5.00	6/1/38	2,000,000	2,074,280
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,862,706
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,998,547
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	3,095,000	3,232,635
JEA, Saint Johns River Power Park
System, Revenue	5.00	10/1/15	2,750,000	2,904,357
Lee County,
Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	3,245,490
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000	3,112,050
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/22	2,000,000 a	1,546,040
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 a	1,418,130
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,109,267
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/11	3,145,000 b	3,409,243
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/20	1,855,000	2,000,543
Georgia--1.0%
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	2,727,058
Crisp County Development
Authority, EIR (International
Paper Co. Project)	5.55	2/1/15	1,000,000	1,078,070
Georgia	5.40	11/1/10	1,000,000	1,071,080
Georgia	5.75	9/1/11	3,460,000	3,806,692
Illinois--5.9%
Chicago,
Gas Supply Revenue (Peoples
Gas Light and Coke Co. Project)	4.75	6/30/14	1,000,000	1,030,900
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	140,000	141,446
Chicago Metropolitan Water
Reclamation District, GO

(Capital Improvement)	7.25	12/1/12	8,500,000	10,174,160
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,295,300
DuPage, Cook and Will Counties
Community College District
Number 502, GO	5.25	6/1/16	5,980,000	6,543,914
Illinois,
GO	5.00	1/1/17	7,500,000	8,284,350
Illinois Finance Authority,
Gas Supply Revenue (Peoples
Gas Light and Coke Co.
Project) (Insured; AMBAC)	4.30	6/1/16	2,500,000	2,587,825
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	2,500,000	2,609,350
Lake County Community Unitary
School District (Waukegan)
(Insured; FSA)	5.63	12/1/11	3,150,000	3,332,763
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,090,800
Regional Transportation Authority
(Insured; FGIC)	7.75	6/1/09	1,000,000	1,098,230
Regional Transportation Authority
(Insured; FGIC)	7.75	6/1/10	1,620,000	1,836,837
Regional Transportation Authority
(Insured; FGIC)	7.75	6/1/12	1,890,000	2,272,649
Indiana--.5%
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,308,896
Iowa--.4%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,221,190
Kentucky--1.8%
Kentucky Property and Buildings
Commission, Revenue (Insured;
FSA)	6.00	2/1/10	2,000,000 b	2,147,720
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	6.50	7/1/07	1,000,000	1,016,830
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,372,825
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; MBIA)	5.50	5/15/34	10,000,000	10,882,300
Louisiana--.6%
Louisiana Citizens Property

Insurance Corp., Assessment
Revenue (Insured; AMBAC)	5.25	6/1/13	5,000,000	5,466,950
Maine--.2%
Maine Municipal Bond Bank
(Insured; FSA)	5.88	11/1/09	1,660,000 b	1,783,703
Massachusetts--4.2%
Massachusetts,
Consolidated Loan	5.75	9/1/09	500,000 b	533,590
Massachusetts,
Consolidated Loan	5.25	11/1/12	3,000,000 b	3,264,210
Massachusetts,
Consolidated Loan	5.00	8/1/14	3,000,000 b	3,279,570
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	5,000,000	5,740,200
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	4,135,000	4,312,474
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	7,500,000	8,564,700
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	362,065
Massachusetts Municipal Wholesale
Electric Co., Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,164,000
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,035,000 b	2,199,876
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,419,300
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	2,500,000	2,760,075
Weston	5.63	3/1/10	650,000 b	697,782
Weston	5.63	3/1/10	665,000 b	713,884
Michigan--.9%
Michigan Hospital Finance
Authority, HR (Genesys
Regional Medical Center
Obligated Group)	5.50	10/1/08	1,505,000	1,557,600
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,290,850
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,142,660
Minnesota--1.2%

Minneapolis
(Special School District
Number 1) (Insured; FSA)	5.00	2/1/14	2,350,000	2,415,236
Minnesota,
GO	5.00	8/1/13	2,500,000	2,723,250
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	2.35	12/11/06	5,000,000	4,996,650
Mississippi--.8%
Mississippi Higher Education
Assistance Corp., Student Loan
Revenue	6.05	9/1/07	5,000	5,007
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Baptist Memorial Health Care)	5.00	9/1/24	5,845,000	6,057,349
Mississippi University Educational
Building Corp., Revenue
(Insured; MBIA)	5.25	8/1/16	400,000	449,060
Missouri--.7%
Missouri Environmental Improvement
and Energy Resource Authority,
Water Pollution Control
Revenue (Revolving Fund
Program)	5.50	7/1/14	1,250,000	1,406,838
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/10	2,000,000	2,119,220
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/11	2,000,000	2,154,220
Montana--.6%
Montana Facility Finance
Authority, Revenue (Providence
Health and Services)	5.00	10/1/23	5,080,000	5,444,642
Nebraska--.2%
Municipal Energy Agency of
Nebraska, Power Supply System
(Insured; FSA)	5.00	4/1/25	2,000,000	2,124,660
New Hampshire--.2%
Nashua,
Capital Improvement	5.50	7/15/18	560,000	612,377
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Co.)	5.38	5/1/14	1,000,000	1,064,890
New Jersey--7.7%
Garden State Preservation Trust
(Open Space and Farmland
Preservation) (Insured; FSA)	5.80	11/1/18	5,000,000	5,798,350
Garden State Preservation Trust
(Open Space and Farmland
Preservation) (Insured; FSA)	5.80	11/1/19	5,000,000	5,798,350
Garden State Preservation Trust

(Open Space and Farmland
Preservation) (Insured; FSA)	5.80	11/1/23	5,000,000	5,803,300
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	6.85	12/1/09	4,000,000	4,299,640
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	7.00	12/1/09	1,000,000	1,079,100
New Jersey	6.00	2/15/11	1,000,000	1,094,720
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	4,789,532
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	4,000,000	4,252,200
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,000,000	1,071,120
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,164,420
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,300,000	1,403,142
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	5,375,000 b	5,765,548
New Jersey Economic Development
Authority, Transportation
Sublease Revenue (New Jersey
Transit Corp. Light Rail
Transit System) (Insured; FSA)	5.88	5/1/09	1,000,000 b	1,055,440
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/09	1,060,000	1,092,659
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/10	1,110,000	1,158,773
New Jersey Transit Corp.,
COP (Insured; AMBAC)	5.50	9/15/09	5,000,000	5,253,550
New Jersey Transit Corp.,
COP (Insured; AMBAC)	6.00	9/15/10	2,000,000 b	2,172,640
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/20	10,000,000	11,431,400
New Mexico--.4%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,102,120
New Mexico Highway Commission,

Tax Revenue	6.00	6/15/10	2,000,000 b	2,164,120
New York--9.4%
Greece Central School District
(Insured; FGIC)	6.00	6/15/10	225,000	243,853
Greece Central School District
(Insured; FGIC)	6.00	6/15/11	950,000	1,049,541
Greece Central School District
(Insured; FGIC)	6.00	6/15/12	950,000	1,069,956
Greece Central School District
(Insured; FGIC)	6.00	6/15/13	950,000	1,086,277
Greece Central School District
(Insured; FGIC)	6.00	6/15/14	950,000	1,103,824
Greece Central School District
(Insured; FGIC)	6.00	6/15/15	950,000	1,117,504
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	10,000,000	11,177,100
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,039,400
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,683,850
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,752,945
New York City	5.75	8/1/07	265,000 b	271,524
New York City	5.75	8/1/10	570,000 b	619,510
New York City	5.00	8/1/12	5,105,000	5,453,467
New York City	5.75	8/1/12	280,000	286,364
New York City	5.75	8/1/13	1,080,000	1,163,927
New York City
(Insured; XLCA)	5.50	8/1/10	2,000,000	2,136,740
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/24	3,445,000	3,756,876
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; MBIA)	5.00	3/1/14	4,100,000	4,472,075
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	2,000,000 b	2,189,360
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	825,000 b	903,400
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	175,000 b	191,630
New York City Transitional Finance

Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 c	3,250,290
New York State,
GO	5.00	4/15/14	10,000,000	10,919,000
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	200,000	231,870
New York State Power Authority,
General Purpose Revenue	7.00	1/1/10	300,000 b	329,760
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FGIC)	5.50	4/1/11	1,000,000 b	1,089,000
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FSA)	6.00	4/1/10	2,000,000 b	2,176,160
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FSA)	6.00	4/1/10	1,000,000 b	1,088,080
New York State Urban Development
Corp., Revenue (Correctional
Capital Facilities)	5.00	1/1/11	5,000,000	5,254,900
Orange County	5.50	11/15/07	250,000	254,845
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue (State Contingency
Contract Secured)	5.50	6/1/19	5,000,000	5,502,300
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue (State Contingency
Contract Secured) (Insured;
MBIA)	5.50	6/1/18	2,000,000	2,180,460
North Carolina--3.0%
Charlotte	5.00	4/1/13	1,000,000	1,086,610
Concord,
COP (Insured; MBIA)	5.50	6/1/11	1,000,000	1,079,410
Durham County	5.50	4/1/10	1,000,000	1,064,190
Guilford County,
Public Improvement	5.10	10/1/10	1,500,000 b	1,611,930
Mecklenburg County	5.50	4/1/11	1,195,000	1,293,074
Mecklenburg County,
Public Improvement	4.75	4/1/08	1,000,000	1,016,720
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,610,805
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)
(Insured; FSA)	5.00	2/1/20	10,000,000	10,955,200
Raleigh Durham Airport Authority,
Revenue (Insured; FGIC)	5.25	11/1/13	2,465,000	2,643,466

Wake County	5.75	2/1/10	2,000,000 b	2,169,300
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light Co.
Project)	5.38	2/1/17	1,000,000	1,067,620
Ohio--3.0%
Akron,
Sewer Systems Revenue
(Insured; AMBAC)	6.00	12/1/14	500,000	539,350
Butler County Transportation
Improvement District (Insured;
FSA)	6.00	4/1/08	1,000,000 b	1,051,460
Columbus	6.00	6/15/08	3,000,000	3,111,780
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/15	2,265,000	2,558,476
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	3,900,000	4,406,532
Ohio,
GO Infrastructure Improvements	5.63	2/1/09	1,000,000	1,044,290
Ohio,
GO Infrastructure Improvements	5.00	3/1/24	5,000,000	5,421,450
Ohio Building Authority,
State Facilities Receipts
(Juvenile Correctional
Building Fund Projects)	5.50	4/1/14	3,295,000	3,546,573
Ohio Building Authority,
State Facilities Receipts
(Sports Facilities Building
Fund Projects)	5.50	4/1/14	1,945,000	2,093,501
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	1,029,110
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill Inc. Project)	4.50	12/1/15	900,000	932,841
Oklahoma--.0%
Oklahoma Housing Finance Agency,
SFMR (Collateralized; FNMA)	6.80	9/1/16	65,000	66,859
Oregon--.6%
Eagle Point School District Number
9, GO	5.63	6/15/11	1,500,000 b	1,631,100
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC)	5.75	6/15/10	2,265,000 b	2,432,950
Portland, Urban Renewal and
Redevelopment (Convention
Center) (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,242,644
Pennsylvania--1.3%
Allegheny County Hospital

Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,770,903
Chester County	5.00	11/15/10	3,420,000	3,607,382
Philadelphia School District
(Insured; AMBAC)	5.00	4/1/17	2,165,000	2,357,100
Scranton-Lackawanna Health and
Welfare Authority, Catholic
Healthcare Revenue (Mercy
Health) (Insured; MBIA)	5.10	1/1/07	100,000	100,128
State Public School Building
Authority, College Revenue
(Harrisburg Community College)
(Insured; MBIA)	6.25	4/1/08	795,000	823,199
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,065,370
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,506,498
Rhode Island--.1%
Rhode Island Health and
Educational Building Corp.,
Higher Educational Revenue
(Providence College) (Insured;
XLCA)	4.50	11/1/17	795,000	822,102
Rhode Island Health and
Educational Building Corp.,
Higher Educational Revenue
(Providence College) (Insured;
XLCA)	5.00	11/1/22	250,000	264,740
South Carolina--3.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,612,700
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/11	5,650,000	6,064,484
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	3,000,000 b	3,392,310
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,430,260
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,056,490
Horry County School District,
GO (Insured; South Carolina

State Department of Education)	5.38	3/1/17	5,030,000	5,442,309
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,071,840
South Carolina Jobs and Economic
Development Authority, EDR
(Waste Management of South
Carolina Inc. Project)	3.30	11/1/07	1,000,000	993,600
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,321,063
Tennessee--.9%
Clarksville Natural Gas
Acquisition Corporation, Gas
Revenue	5.00	12/15/17	7,000,000	7,676,130
Shelby County Health Educational
and Housing Facilities Board,
Revenue (Saint Judes
Children's Research Hospital)	5.00	7/1/09	200,000	204,112
Texas--3.6%
Cypress-Fairbanks Independent
School District, Tax
Schoolhouse (Permanent School
Fund Guaranteed)	5.25	2/15/26	10,000,000	10,886,500
Dallas/Fort Worth, International
Airport, Joint Revenue
(Insured; XLCA)	5.00	11/1/14	5,000,000	5,161,650
Dallas/Fort Worth, International
Airport, Joint Revenue
Improvement (Insured; FGIC)	5.50	11/1/31	1,000,000	1,069,800
Harris County,
Toll Road Revenue (Insured;
FGIC)	6.00	8/1/09	5,150,000	5,467,703
Laredo Independent School District
(Permanent School Fund
Guaranteed)	6.00	8/1/09	1,000,000 b	1,062,920
Lewisville Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guaranteed)	7.50	8/15/07	600,000	616,512
Mission Consolidated Independent
School District (Permanent
School Fund Guaranteed)	5.88	2/15/08	1,690,000 b	1,737,083
San Antonio,
Electric and Gas Revenue
General Improvement	5.90	2/1/10	500,000 b	535,290
Texas Municipal Power Agency,
Revenue (Insured; FGIC)	4.40	9/1/11	2,750,000	2,765,648

Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/23	1,000,000	1,081,680
Utah--.6%
Intermountain Power Agency,
Power Supply Revenue (Insured;
FSA)	6.25	7/1/09	750,000	799,297
Intermountain Power Agency,
Power Supply Revenue (Insured;
MBIA)	6.00	7/1/08	4,200,000	4,357,500
Vermont--.6%
Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/11	2,000,000	2,227,960
Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/12	2,500,000	2,837,175
Virginia--1.1%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	3,000,000	3,252,630
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	3,000,000	3,033,330
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,069,160
Virginia Commonwealth
Transportation Board (Federal
Highway Reimburesment Notes)	5.00	9/27/12	2,000,000	2,156,200
Washington--.2%
Seattle Municipal Light and Power,
Revenue	5.50	12/1/10	1,000,000	1,067,360
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	380,000	400,243
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	620,000	651,942
West Virginia--.6%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	4,415,000	4,713,322
Wisconsin--.2%
Kenosha,
Waterworks Revenue (Insured;
FGIC)	5.00	12/1/12	750,000	784,530
Wisconsin Health and Educational
Facilities Authority, Revenue

(Aurora Medical Group Inc.)
(Insured; FSA)	5.75	11/15/07	500,000	510,100
U.S. Related--5.3%
Puerto Rico Commonwealth	6.00	7/1/08	1,500,000	1,548,750
Puerto Rico Commonwealth	5.00	7/1/12	2,000,000	2,115,060
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	950,000	1,061,692
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/13	1,380,000	1,601,890
Puerto Rico Commonwealth Highway
and Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	1,405,000 b	1,531,141
Puerto Rico Commonwealth Highway
and Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	2,595,000 b	2,827,979
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/29	4,605,000	4,886,089
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/15	2,000,000	2,245,740
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	3,940,000	4,327,381
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,641,400
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,289,400
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	150,000	160,320
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,109,360
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	1,000,000	1,118,470
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	2,000,000	2,254,680
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,945,000	2,251,824
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	820,110
University of Puerto Rico,
University Revenue (Insured;
MBIA)	6.25	6/1/08	750,000	780,443
Total Long-Term Municipal Investments

(cost $796,917,810)				829,999,123
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)

Missouri--.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Southwest Baptist University
Project) (LOC; Bank of America)	3.62	12/1/06	1,000,000 d	1,000,000
Ohio--.1%
University of Toledo,
General Receipts (Insured;
FGIC and Liquidity Facility;
U.S. Bank NA)	3.57	12/1/06	500,000 d	500,000
Pennsylvania--.1%
Delaware County Industrial
Development Authority, PCR
(PECO Energy Co. Project)
(LOC; Wachovia Bank)	3.57	12/1/06	1,000,000 d	1,000,000
Texas--.7%
Harris County Health Facilities
Development Corporation,
Revenue (Texas Children's
Hospital Project) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.58	12/1/06	6,000,000 d	6,000,000
North Central Texas Health
Facilities Development Corp.,
HR (Methodist Hospitals of
Dallas) (Insured; MBIA and
Liquidity Facility; Dexia
Credit Local)	3.57	12/1/06	100,000 d	100,000
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Alverno College Project)
(LOC; Allied Irish Banks)	3.62	12/1/06	800,000 d	800,000
Total Short-Term Municipal Investments
(cost $9,400,000)				9,400,000
Total Investments (cost $806,317,810)			98.4%	839,399,123
Cash and Receivables (Net)			1.6%	13,557,233
Net Assets			100.0%	852,956,356

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Subject to interest rate change on November 1, 2011.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon National Short-Term Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--4.3%
Alabama Water Pollution Control
Authority, Revolving Fund Loan
(Insured; AMBAC)	5.00	8/15/07	1,000,000	1,010,180
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/07	2,500,000	2,503,025
Jefferson County,
Sewer Revenue Capital
Improvement Warrants (Insured;
FGIC)	5.13	2/1/09	3,000,000 a	3,127,710
Arizona--3.4%
Chandler Industrial Development
Authority, IDR (Intel Corp.
Project)	4.38	12/1/10	5,200,000	5,297,500
California--4.7%
Agua Caliente Band,
Cahuilla Indians Revenue	4.60	7/1/08	800,000	805,888
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,035,040
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,367,440
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	2.63	5/1/08	2,000,000	1,962,660
Del Mar Race Track Authority,
Revenue	5.00	8/15/09	1,080,000	1,114,257
Colorado--1.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	622,554
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	3.75	6/1/09	1,000,000	989,760
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000	1,035,690

Connecticut--2.3%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.85	9/1/28	3,000,000	3,164,160
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement	5.00	1/1/08	400,000	404,856
Florida--4.8%
Escambia County Health Facilities
Authority, Revenue (Ascension
Health Credit Group)	5.00	11/15/07	400,000	405,316
Florida Board of Education,
Public Education Capital Outlay	5.38	6/1/08	1,000,000	1,018,890
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FSA)	5.25	7/1/13	5,000,000	5,177,900
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/07	500,000	505,680
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/08	500,000	511,450
Illinois--6.2%
Illinois,
GO (Illinois Fund for
Infrastructure, Roads, Schools
and Transit) (Insured; FGIC)	6.00	1/1/17	5,575,000	5,968,205
Illinois Finance Authority,
Educational Advancement Fund
Inc., Student Housing Revenue
(University Center)	4.50	5/1/07	1,235,000	1,237,137
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,545,400
Indiana--3.1%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/07	1,230,000	1,233,013
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,045,610
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,491,580
Kansas--3.8%
The Unified Government of

Wyandotte County/Kansas City,
Tax Exempt Sales Tax Special
Obligation Revenue
(Redevelopment Project Area B)
(LOC; Citibank NA)	3.75	12/1/12	6,000,000	6,002,880
Kentucky--1.7%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/10	335,000 a	369,381
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	717,163
Kentucky Property and Buildings
Commission, Revenue (Project
69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,552,820
Massachusetts--3.8%
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,000,000	2,162,700
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	3.50	2/1/08	975,000	971,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA)	5.38	7/1/17	1,000,000	1,019,870
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	1,705,000	1,714,548
Michigan--.6%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/07	1,000,000	1,010,820
Minnesota--1.3%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	2.35	12/11/06	2,000,000	1,998,660
Mississippi--3.5%
Mississippi Business Finance
Corp., SWDR (Waste Management,
Inc. Project)	4.40	3/1/11	1,000,000	1,012,320
Mississippi Hospital Equipment and
Facilities Authority, Hospital
Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000	1,115,109
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Baptist Memorial Health Care)	3.70	10/1/07	3,290,000	3,287,203

Missouri--1.3%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Subordinate Mass
Transit Sales Tax
Appropriation Revenue
(Metrolink Cross County
Extension Project)	3.95	10/1/09	1,000,000	1,008,380
Blue Springs Neighborhood
Improvement District, Limited
GO Temporary Notes (South Area
Sewer Improvement Project)	4.13	3/1/09	1,000,000	1,000,860
Montana--3.0%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA)	5.75	5/15/10	350,000 a	381,465
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA)	5.75	5/15/24	3,900,000	4,232,592
Nevada--1.3%
Clark County,
PCR (Southern California
Edison Co.)	3.25	3/2/09	2,000,000	1,954,800
New Hampshire--1.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,505,000	2,521,608
New Jersey--2.5%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	2,000,000	2,019,600
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.00	12/15/06	1,000,000	1,000,540
University of Medicine and
Dentistry, COP (Insured; MBIA)	6.75	12/1/09	870,000	871,749
New Mexico--.6%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/07	1,000,000	1,009,480
New York--3.9%
New York City
(Insured; XLCA)	5.20	8/1/09	2,000,000	2,040,800
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association Project)	5.00	1/1/07	1,000,000	1,001,040

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/10	2,000,000	2,111,040
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Lutheran Medical Center)
(Insured; MBIA)	4.00	8/1/07	1,000,000	1,002,620
North Carolina--3.7%
Charlotte,
GO	5.25	2/1/12	2,500,000	2,599,050
Charlotte,
Water and Sewer System Revenue	5.75	6/1/10	2,000,000 a	2,164,500
Fayetteville Public Works
Commission, Revenue (Insured;
FSA)	3.38	1/15/07	320,000	319,946
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/07	655,000	655,642
Ohio--1.7%
Cleveland,
Waterworks Revenue (Insured;
FSA)	5.00	1/1/08	1,565,000 a	1,604,907
Ohio Higher Education Capital
Facilities, GO	5.25	2/1/08	1,025,000	1,045,387
Pennsylvania--4.0%
Lehigh County Industrial
Development Authority, PCR
(PPL Electric Utilities
Corporation Project) (Insured;
AMBAC)	3.13	11/1/08	1,250,000	1,238,600
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/07	1,000,000	1,009,300
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	7.00	7/1/07	440,000	448,620
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.00	8/1/07	915,000	923,912
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.00	8/1/07	640,000	645,946
Philadelphia Hospital and Higher
Educational Facilities
Authority, Revenue (Jefferson
Health System)	5.50	5/15/07	1,495,000	1,507,005
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	417,968
South Carolina--3.2%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/07	1,000,000	1,014,310
South Carolina Jobs and Economic
Development Authority, EDR
(Waste Management of South
Carolina Inc. Project)	3.30	11/1/07	4,000,000	3,974,400
Tennessee--1.7%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	9/1/09	2,500,000	2,588,025
Texas--10.0%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000	3,127,830
Conroe Independent School
District, Schoolhouse	5.13	2/15/09	2,830,000 a	2,926,446
Grand Prairie Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	3.05	7/31/07	2,900,000	2,885,413
Hays Consolidated Independent
School District (Permanent
School Fund Guaranteed)	5.38	8/15/08	2,000,000 a	2,062,060
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/08	2,000,000	2,047,480
North Texas Thruway Authority,
Dallas North Thruway System
Revenue (Insured; AMBAC)	5.00	7/1/08	55,000 a	56,265
North Texas Thruway Authority,
Dallas North Thruway System
Revenue (Insured; AMBAC)	5.00	7/1/08	695,000	711,200
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (SBPA;
BNP Paribas)	3.55	12/1/07	2,000,000	2,000,680
Virginia--4.1%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	2,000,000	2,022,220
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,400,000	1,384,054
Rappahannock Regional Jail
Authority, Regional Jail
Facility GAN	4.25	12/1/09	3,000,000	3,038,790
Washington--3.0%

Washington Higher Education
Facilities Authority, Revenue,
(University of Puget Sound
Project) (LOC; Bank of America)	5.00	4/1/08	2,500,000	2,544,000
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
AMBAC)	6.00	7/1/07	2,050,000	2,078,618
Wyoming--1.3%
Uinta County,
PCR (Amoco Project)	2.25	7/1/07	2,000,000	1,977,340
U.S. Related--4.6%
Puerto Rico Electric Authority,
Power Revenue	4.00	7/1/08	500,000	502,470
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,206,599
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	4.50	7/1/07	2,500,000	2,510,475
Total Long-Term Municipal Investments
(cost $150,868,448)				150,912,287
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)	Value ($)

Indiana--.6%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.45	3/1/07	1,000,000	999,660
Tennessee--.8%
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	3.56	12/1/06	1,100,000 b	1,100,000
Texas--.5%
Harris County Health Facilities
Development Corporation,
Revenue (Texas Children's
Hospital Project) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.58	12/1/06	800,000 b	800,000
Total Short-Term Municipal Investments
(cost $2,900,000)				2,899,660
Total Investments (cost $153,768,448)			98.6%	153,811,947
Cash and Receivables (Net)			1.4%	2,158,463
Net Assets			100.0%	155,970,410

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.6%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	3,500,000	3,856,195
Arizona--.2%
University Medical Center Corp.,
HR	5.25	7/1/15	1,160,000	1,242,662
California--4.9%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	1,638,735
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 a	1,646,140
California	5.25	11/1/17	2,500,000	2,721,850
California	5.00	5/1/19	5,000,000	5,395,800
California	5.50	6/1/20	110,000	116,212
California	5.50	11/1/33	6,300,000	6,954,129
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corp.)	0/5.25	6/1/21	1,250,000 a	1,093,687
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	2,082,160
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/27	6,000,000 a	5,862,780
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/29	2,000,000 a	1,951,700
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	1,910,000	2,013,331
Colorado--.7%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/21	5,000,000 a	4,539,600
Florida--.2%
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 a	1,418,130
Illinois--.6%
Illinois Educational Facilities

Authority, Revenue (University
of Chicago)	5.25	7/1/11	1,960,000	2,028,816
Illinois Finance Authority,
Gas Supply Revenue (Peoples
Gas Light and Coke Co.
Project) (Insured; AMBAC)	4.30	6/1/16	2,000,000	2,070,260
Kentucky--.3%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 68)	5.75	10/1/10	1,500,000	1,617,015
Massachusetts--.5%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	362,064
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	3,000,000	3,164,670
Michigan--.3%
Detroit City School District
(Insured; FGIC)	5.25	5/1/17	2,000,000	2,249,000
Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	560,000	570,606
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Co.)	5.38	5/1/14	1,015,000	1,080,863
New Jersey--3.0%
Garden State Preservation Trust
(Open Space and Farmland
Preservation) (Insured; FSA)	5.80	11/1/19	4,805,000	5,572,214
Garden State Preservation Trust
(Open Space and Farmland
Preservation) (Insured; FSA)	5.80	11/1/21	2,000,000	2,320,660
Garden State Preservation Trust
(Open Space and Farmland
Preservation) (Insured; FSA)	5.80	11/1/23	2,000,000	2,321,320
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	4,000,000	4,374,960
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	4,000,000	4,541,280
New York--1.6%
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	2,000,000	2,235,420
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;

AMBAC)	5.00	1/1/26	2,040,000	2,219,357
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	4,000,000 b	4,333,720
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities)	6.00	2/15/07	20,000 c	20,499
New York State Dormitory
Authority, Revenue (Schools
Program)	5.25	7/1/11	1,200,000	1,256,496
North Carolina--.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,608,135
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,575,015
Ohio--.9%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,650,950
Pennsylvania--69.3%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,351,550
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.38	3/1/11	2,500,000	2,683,075
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/14	2,500,000	2,708,950
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/16	1,360,000	1,473,220
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/18	2,560,000	2,793,600
Athens Area School District
(Insured; FGIC)	4.75	4/15/11	1,740,000	1,827,087
Blair County
(Insured; AMBAC)	5.38	8/1/15	1,880,000	2,123,986
Blair County
(Insured; AMBAC)	5.38	8/1/16	1,980,000	2,253,121
Carlisle Area School District
(Insured; MBIA)	5.00	3/1/12	1,295,000	1,385,792
Central Dauphin School District,
GO (Insured; MBIA)	6.75	2/1/16	5,000,000 c	6,182,950
Central Dauphin School District,
GO (Insured; MBIA)	7.00	2/1/16	1,630,000 c	2,045,650
Central Dauphin School District,
GO (Insured; MBIA)	7.50	2/1/16	3,100,000 c	4,010,129

Central York School District,
GO (Insured; FGIC)	5.00	6/1/12	2,305,000	2,472,527
Central York School District,
GO (Insured; FGIC)	5.50	6/1/12	80,000 c	87,841
Central York School District,
GO (Insured; FGIC)	5.50	6/1/14	920,000	1,007,326
Chester County	5.00	8/15/18	4,545,000	4,966,685
Chichester School District,
GO (Insured; FSA)	5.25	3/15/24	1,355,000	1,500,256
Coatesville Area School District
(Insured; FSA)	5.25	8/15/14	1,485,000 c	1,653,859
Coatesville Area School District
(Insured; FSA)	5.25	8/15/19	6,515,000	7,167,673
Cumberland County Municipal
Authority, Revenue (Dickerson
College) (Insured; AMBAC)	5.25	11/1/08	1,000,000	1,032,650
Cumberland County Municipal
Authority, Revenue (Dickerson
College) (Insured; AMBAC)	5.25	11/1/09	1,170,000	1,226,815
Delaware County Authority,
Revenue (Haverford College)	5.88	11/15/21	1,500,000	1,633,785
Delaware County Authority,
Revenue (Haverford College)	5.75	11/15/25	3,000,000	3,253,890
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,295,848
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue (Insured; FGIC)	4.75	5/1/10	1,945,000	2,022,528
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; MBIA)	5.25	7/1/17	1,485,000	1,652,374
Downingtown Area School District	5.25	2/1/08	300,000	306,105
Downingtown Area School District	5.38	2/1/09	5,020,000	5,219,545
East Stroudsburg Area School
District, GO (Insured; FSA)	7.50	9/1/22	2,500,000 d	3,244,200
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,291,470
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,869,460
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,872,190
Erie County
(Insured; FGIC)	5.50	9/1/22	1,640,000	1,958,373
Fleetwood Area School District
(Insured; FGIC)	5.00	4/1/11	1,500,000	1,589,415
Harrisburg Authority,
School Revenue (Harrisburg
Project) (Insured; FGIC)	5.00	4/1/10	2,500,000	2,617,000
Kennett Consolidated School
District (Insured; FGIC)	5.50	2/15/12	1,310,000 c	1,432,053
Lancaster County Solid Waste

Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	3,940,000	4,051,147
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000	4,399,834
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,103,840
Lancaster County Vocational
Technical School Authority, LR
(Insured; FGIC)	5.25	2/15/09	1,000,000	1,037,360
Lancaster County Vocational
Technical School Authority, LR
(Insured; FGIC)	5.25	2/15/10	1,500,000	1,579,065
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,967,914
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,398,578
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corp. Project) (Insured; FGIC)	4.75	2/15/27	2,000,000	2,076,300
Lower Merion School District	5.00	5/15/29	11,975,000	12,716,971
Montgomery County	5.00	9/15/10	1,165,000	1,227,118
Montgomery County	5.00	9/15/11	2,155,000	2,296,842
Muhlenberg School District
(Insured; FGIC)	5.38	4/1/15	1,000,000	1,084,920
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/18	2,000,000	2,198,800
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/24	1,500,000	1,627,140
North Penn School District
Authority, School Revenue	6.20	3/1/07	305,000	306,430
Northampton County Higher
Education Authority, Revenue
(Lehigh University)	5.50	11/15/11	2,500,000	2,725,150
Northwestern Lehigh School
District (Insured; FSA)	5.00	3/15/09	1,190,000	1,229,579
Northwestern Lehigh School
District (Insured; FSA)	5.00	3/15/10	1,245,000	1,302,569
Owen J. Roberts School District
(Insured; FSA)	5.50	8/15/12	1,440,000 c	1,585,814
Parkland School District
(Insured; FGIC)	5.25	9/1/11	2,220,000	2,388,121
Parkland School District
(Insured; FGIC)	5.38	9/1/14	3,110,000	3,485,284

Parkland School District
(Insured; FGIC)	5.38	9/1/16	1,490,000	1,696,872
Pennsylvania	5.25	10/15/09	10,000,000	10,475,700
Pennsylvania	6.00	1/15/10	2,500,000 c	2,704,650
Pennsylvania	5.25	10/15/10	10,000,000	10,626,700
Pennsylvania	5.25	2/1/11	7,850,000	8,373,517
Pennsylvania	5.00	1/1/15	11,195,000	12,281,587
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc. Project)	4.70	11/1/14	5,000,000	5,118,350
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Allegheny College
Project) (Insured; MBIA)	6.10	11/1/08	845,000	846,715
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000	5,371,000
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny
Delaware Valley Obligated
Group Project) (Insured; MBIA)	5.60	11/15/10	2,000,000	2,137,780
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,276,090
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (Insured;
MBIA)	5.30	5/1/07	875,000 c	898,686
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (Insured;
MBIA)	5.30	5/1/10	3,035,000	3,116,308
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,381,603
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/10	2,785,000	2,920,713
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.75	6/15/10	3,045,000	3,263,540
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/11	2,935,000	3,113,918
Pennsylvania Higher Educational
Facilities Authority, Revenue

(Temple University) (Insured;
MBIA)	5.25	4/1/08	1,540,000 c	1,589,603
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University) (Insured;
MBIA)	5.25	4/1/14	960,000	989,818
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000 d	1,929,143
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000 d	1,694,266
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC)	5.75	5/1/11	1,690,000 c	1,842,590
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.00	1/15/10	1,630,000	1,686,806
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,626,694
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000	2,736,450
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System) (Insured;
FSA)	5.25	8/1/12	3,000,000	3,146,550
Pennsylvania Housing Finance
Agency, SFMR	5.35	10/1/09	1,165,000	1,195,022
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000	3,105,011
Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000	1,360,643
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000	327,389
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	6.00	7/1/08	5,600,000	5,811,792
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.80	1/1/09	5,000,000	5,226,700
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,847,854
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; MBIA)	5.25	12/1/13	2,500,000 c	2,763,925
Pennsylvania Turnpike Commission,

Registration Fee Revenue
(Insured; FSA)	5.25	7/15/24	5,000,000	5,850,850
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/25	5,000,000	5,891,200
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,629,615
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,399,950
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.00	6/1/11	3,000,000	3,187,890
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/11	2,510,000	2,740,368
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/12	2,000,000	2,213,160
Perkiomen Valley School District
(Insured; FSA)	5.25	3/1/11	690,000 c	736,589
Perkiomen Valley School District
(Insured; FSA)	5.25	3/1/11	720,000 c	768,614
Perkiomen Valley School District
(Insured; FSA)	5.25	3/1/13	540,000	575,473
Perkiomen Valley School District
(Insured; FSA)	5.25	3/1/14	570,000	607,164
Philadelphia
(Insured; FSA)	5.25	3/15/11	3,500,000	3,656,415
Philadelphia
(Insured; FSA)	5.25	3/15/12	235,000	245,502
Philadelphia
(Insured; FSA)	5.25	3/15/13	2,000,000	2,089,380
Philadelphia
(Insured; FSA)	5.25	3/15/14	1,000,000	1,044,420
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.63	6/15/09	5,000,000	5,258,000
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,908,400
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.25	7/1/18	5,000,000	5,534,450
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.00	7/1/23	1,690,000	1,818,727
Philadelphia Authority for
Industrial Development,
Industrial and Commercial
Revenue (Girard Estates
Facilities Leasing Project)	5.00	5/15/19	2,400,000	2,414,904

Philadelphia Hospital and Higher
Education Facilities
Authority, Revenue (Jefferson
Health System)	5.50	5/15/08	1,000,000	1,024,740
Philadelphia Parking Authority,
Airport Parking Revenue
(Insured; AMBAC)	5.75	9/1/09	2,255,000	2,382,182
Philadelphia Parking Authority,
Parking Revenue (Insured;
AMBAC)	5.25	2/1/13	1,935,000	2,018,050
Philadelphia Parking Authority,
Parking Revenue (Insured;
AMBAC)	5.25	2/1/14	2,040,000	2,127,067
Philadelphia School District
(Insured; AMBAC)	5.00	4/1/17	5,000,000	5,443,650
Philadelphia School District
(Insured; FSA)	5.75	2/1/11	4,000,000	4,334,000
Philadelphia School District
(Insured; FSA)	5.75	2/1/11	3,000,000 c	3,256,560
Philadelphia School District
(Insured; FSA)	5.50	2/1/12	1,310,000 c	1,431,227
Philadelphia School District
(Insured; FSA)	5.50	2/1/12	1,770,000 c	1,933,796
Philadelphia School District
(Insured; MBIA)	5.00	10/1/08	10,000,000	10,259,600
Philadelphia School District
(Insured; MBIA)	5.25	4/1/09	2,500,000 c	2,597,475
Pittsburgh School District
(Insured; FSA)	5.50	9/1/16	4,000,000	4,578,400
Pittsburgh School District
(Insured; FSA)	5.50	9/1/18	1,000,000	1,159,360
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,050,520
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/10	3,035,000	3,144,564
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/11	3,195,000	3,309,828
Springfield School District
(Delaware County) (Insured;
FSA)	4.75	3/15/11	780,000	818,345
Springfield School District
(Delaware County) (Insured;
FSA)	4.75	3/15/12	1,085,000	1,148,060
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC)	5.00	11/15/14	1,265,000 c	1,390,716

State Public School Building
Authority, School Revenue
(Lease-Philadelphia School
District Project) (Insured;
FSA)	5.00	6/1/29	5,000,000	5,313,200
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/13	195,000 c	213,825
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/17	840,000	915,625
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	6,109,320
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,718,376
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,400,000	2,525,112
Swarthmore Borough Authority,
College Revenue	5.50	9/15/11	17,500,000	19,002,550
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,084,150
Twin Valley School District,
GO (Insured; FSA)	5.25	4/1/21	1,000,000	1,108,310
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/11	1,430,000	1,525,796
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/18	2,870,000	3,129,477
Upper Merion Area School District
(Insured; MBIA)	5.00	2/15/19	1,165,000	1,260,344
Upper Saint Clair Township School
District	5.20	7/15/07	6,000,000 c	6,061,980
Warwick School District
(Insured; FGIC)	5.25	2/15/11	1,000,000	1,066,860
Wilson Area School District
(Insured; FGIC)	5.00	2/15/11	1,910,000	2,020,723
Wilson School District
(Insured; FSA)	5.38	5/15/15	1,785,000	1,935,190
Wilson School District
(Insured; FSA)	5.38	5/15/16	1,500,000	1,626,210
York County
(Insured; AMBAC)	5.00	6/1/17	1,100,000	1,184,282
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; FGIC)	5.50	12/1/14	1,000,000	1,130,130
South Carolina--.7%
Greenville County School District,
Installment Purchase Revenue

(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	2,000,000 c	2,261,540
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,286,840
Texas--.3%
Dallas/Fort Worth, International
Airport, Joint Revenue
Improvement (Insured; FGIC)	5.50	11/1/31	2,000,000	2,139,600
Virginia--1.8%
Industrial Development Authority
of the County of Charles City,
Solid Waste Disposal Facility
Revenue (USA Waste of
Virginia, Inc. Project)	4.88	2/1/09	6,600,000	6,703,422
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	5,000,000	5,055,550
U.S. Related--12.4%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	4,090,000	4,481,658
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/18	9,545,000	11,107,612
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	7,500,000	8,478,225
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/29	5,000,000	5,305,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/14	7,875,000	8,772,120
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/17	6,000,000	6,941,520
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/19	2,290,000	2,682,781
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,192,420
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,217,050
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,637,070
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,000,000	4,365,520
Puerto Rico Highway and
Transportation Authority,

Highway Revenue, Series Y
(Insured; MBIA)	6.25	7/1/08	1,295,000	1,350,348
Puerto Rico Highway and
Transportation Authority,
Highway Revenue, Series Z
(Insured; MBIA)	6.25	7/1/08	1,000,000	1,042,740
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,198,760
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	5,363,800
Puerto Rico Municipal Finance
Agency (Insured; FSA)	5.50	8/1/09	7,090,000	7,450,810
Total Long-Term Municipal Investments
(cost $611,328,040)				638,137,427
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Delaware County Industrial
Development Authority, PCR
(PECO Energy Co. Project)
(LOC; Wachovia Bank)	3.75	12/1/06	3,300,000 e	3,300,000
Philadelphia Authority for
Industrial Development,
Revenue (The Fox Chase Cancer
Center Project) (LOC; JPMorgan
Chase Bank)	3.55	12/1/06	400,000 e	400,000
Philadelphia Authority for
Industrial Development,
Revenue (The Fox Chase Cancer
Center Obligated Group) (LOC;
JPMorgan Chase Bank)	3.57	12/1/06	500,000 e	500,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Children's
Hospital of Philadelphia
Project) (Insured; MBIA and
Liquidity Facility; Westdeutsche
Landesbank)	3.55	12/1/06	400,000 e	400,000
Schuylkill County Industrial
Development Authority, RRR,
Refunding (Northeastern Power
Co. Project) (LOC; Dexia
Credit Locale)	3.63	12/1/06	1,000,000 e	1,000,000
Total Short-Term Municipal Investments
(cost $5,600,000)				5,600,000
Total Investments (cost $616,928,040)			100.0%	643,737,427
Cash and Receivables (Net)			.0%	38,148
Net Assets			100.0%	643,775,575
a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Subject to interest rate change on November 1, 2011.

c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.7%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--83.9%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,447,232
Auburn
(Insured; AMBAC)	5.13	6/1/20	1,225,000	1,333,927
Bellingham
(Insured; AMBAC)	5.38	3/1/14	1,685,000	1,822,445
Boston	5.75	2/1/10	2,000,000	2,135,340
Boston Economic Development and
Industrial Corp., Public
Parking Facility	4.50	6/1/10	3,000,000	3,075,690
Boston Water and Sewer Commission,
Revenue	9.25	1/1/11	100,000	118,824
Boston Water and Sewer Commission,
Revenue	5.00	11/1/19	2,170,000	2,352,302
Boston Water and Sewer Commission,
Revenue	5.00	11/1/23	3,920,000	4,218,155
Brockton
(Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,552,708
Burlington	5.25	2/1/12	200,000	216,558
Burlington	5.25	2/1/13	250,000	274,148
Cambridge
(Municipal Purpose Loan)	5.00	12/15/11	510,000	546,409
Cohasset	5.00	6/15/22	895,000	963,924
Cohasset	5.00	6/15/23	895,000	961,498
Everett
(Insured; FGIC)	5.38	12/15/17	1,250,000	1,402,775
Everett
(Insured; MBIA)	6.13	12/15/09	1,000,000 a	1,084,100
Falmouth,
GO Notes, BAN	4.50	7/20/07	2,500,000	2,514,500
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	4.00	6/1/15	1,530,000	1,576,405
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/16	1,580,000	1,753,595
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/18	505,000	557,237
Hingham
(Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,786,766
Holden
(Municipal Purpose Loan)

(Insured; FGIC)	6.00	3/1/10	1,000,000 a	1,084,620
Hopedale
(Insured; AMBAC)	5.00	11/15/19	650,000	710,099
Ipswich,
GO (Insured; FGIC)	5.00	11/15/14	500,000	550,895
Lawrence
(Insured; FSA)	5.00	2/1/21	2,500,000	2,752,375
Lynn
(Insured; MBIA)	5.25	2/15/08	1,500,000	1,531,695
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/20	505,000	545,809
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/21	525,000	566,344
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/22	585,000	630,273
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/23	585,000	629,472
Mansfield
(Insured; AMBAC)	5.00	8/15/17	1,395,000	1,528,125
Marblehead	5.00	8/15/18	1,340,000	1,455,736
Marblehead	5.00	8/15/22	1,750,000	1,887,270
Mashpee
(Insured; FGIC)	5.63	11/15/10	500,000 a	543,790
Massachusetts	6.50	8/1/08	595,000	622,786
Massachusetts
(Insured; FSA)	5.25	9/1/22	7,500,000	8,706,975
Massachusetts
(Insured; MBIA)	5.50	2/1/07	5,000,000	5,016,100
Massachusetts
(Insured; XLCA)	5.02	12/1/12	1,770,000 b	1,882,112
Massachusetts,
Consolidated Loan	5.75	6/1/10	5,000,000 a	5,355,050
Massachusetts,
Consolidated Loan	5.25	11/1/12	2,000,000 a	2,176,140
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,600,000 a	2,858,622
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,500,000 a	2,748,675
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,500,000 a	1,650,390
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,800,000 a	1,980,468
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,147,210
Massachusetts,
Consolidated Loan	5.00	9/1/18	5,000,000	5,446,050
Massachusetts,
Consolidated Loan	5.00	8/1/21	1,000,000	1,089,110
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/13	2,500,000	2,794,750
Massachusetts,

Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,202,194
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	1/1/13	5,000,000 a	5,454,300
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.00	8/1/12	1,580,000 a	1,695,387
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.00	8/1/12	420,000 a	450,673
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,500,000	2,703,375
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.13	12/15/12	1,500,000	1,559,460
Massachusetts,
Federal Highway, GAN (Insured;
MBIA)	5.13	6/15/15	1,500,000	1,557,510
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000	6,835,204
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,112,040
Massachusetts,
Special Obligation Revenue
(Insured; FGIC)	5.38	6/1/12	5,000,000 a	5,448,600
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/10	1,835,000 a	1,971,983
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000	177,002
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,045,000 a	1,162,573
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,112,510
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/15	5,000,000 a	5,518,750
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.50	3/1/09	2,000,000	2,086,040
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.25	3/1/15	1,000,000	1,113,980
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/12	6,000,000 a	6,445,020
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,870,100
Massachusetts Bay Transportation

Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,311,420
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,818,095
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)	5.00	9/1/15	500,000	530,735
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,091,840
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,156,840
Massachusetts Development Finance
Agency, Higher Education
Revenue (Smith College Issue)	5.75	7/1/10	1,000,000 a	1,083,480
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,080,050
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	545,773
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,073,800
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	1,047,850
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.00	7/1/08	310,000	319,424
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.30	1/1/10	350,000	381,272
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.40	1/1/10	370,000 a	404,088
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.50	1/1/10	395,000 a	432,489
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,135,900
Massachusetts Development Finance
Agency, Revenue (Massachusetts

College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,924,433
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	1,060,460
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	2,000,000	2,113,520
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000	1,090,340
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.85	7/1/09	1,000,000 a	1,064,040
Massachusetts Development Finance
Agency, RRR (Waste Management
Inc. Project)	6.90	12/1/09	1,000,000	1,075,720
Massachusetts Development Finance
Agency, SWDR (Waste Management
Inc. Project)	5.45	6/1/14	1,000,000	1,073,940
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	715,000	725,804
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	6.20	7/1/13	215,000	215,338
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,122,780
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	2,132,860
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,077,970
Massachusetts Health and
Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	508,775
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of

Technology Issue)	5.00	7/1/23	5,335,000	6,092,357
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA)	5.50	10/1/09	420,000	442,646
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,671,305
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,122,152
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	1,038,370
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA)	5.38	7/1/17	2,000,000	2,039,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,129,930
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,068,690
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,127,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	1,032,010
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,065,710
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	6.75	7/1/10	1,600,000 a	1,764,192
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	3,300,000	3,318,480
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,165,000	1,199,123
Massachusetts Housing Finance

Agency, Housing Revenue	5.13	12/1/34	200,000	206,894
Massachusetts Housing Finance
Agency, SFHR (Insured; MBIA)	6.00	6/1/14	370,000	373,426
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,000,000	1,036,430
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/18	775,000	813,828
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/28	785,000	823,332
Massachusetts Industrial Finance
Agency, Revenue (Babson
College Issue) (Insured; MBIA)	5.75	10/1/07	555,000	565,057
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	514,870
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,287,713
Massachusetts Industrial Finance
Agency, Revenue (Tufts
University Issue) (Insured;
MBIA)	5.50	2/15/07	710,000	712,847
Massachusetts Industrial Finance
Agency, Revenue (Tufts
University Issue) (Insured;
MBIA)	5.50	2/15/11	500,000	538,890
Massachusetts Industrial Finance
Agency, Revenue (Wentworth
Institute of Technology Inc.
Issue)	5.55	10/1/08	500,000 a	526,010
Massachusetts Municipal Wholesale
Electric Co., Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,164,000
Massachusetts Municipal Wholesale
Electric Co., Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; MBIA)	5.00	7/1/11	120,000	127,118
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,500,000 a	2,702,550
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,813,075
Massachusetts Port Authority,
Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,324,936
Massachusetts School Building
Authority, Dedicated Sales Tax

(Insured; FSA)	5.00	8/15/15	1,900,000	2,094,693
Massachusetts School Building
Authority, Dedicated Sales Tax
(Insured; FSA)	5.00	8/15/21	2,000,000	2,166,380
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/09	500,000	518,475
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/10	975,000 a	1,053,770
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/11	335,000 a	358,768
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/12	3,910,000 a	4,191,403
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/13	25,000	26,971
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/14	965,000	1,033,640
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.50	8/1/14	30,000	31,744
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	1,500,000	1,656,045
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/18	75,000	80,001
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	2,000,000	2,109,780
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	539,675
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,423
Massachusetts Water Resource
Authority, General Revenue
(Insured; FSA)	5.50	8/1/11	1,100,000	1,193,214
Massachusetts Water Resource
Authority, General Revenue
(Insured; FSA)	5.25	8/1/18	500,000	570,080
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	6.00	8/1/14	1,000,000	1,161,210

Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	1,500,000	1,691,910
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,000,000	1,124,760
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/24	2,500,000	2,795,600
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured; MBIA)	5.50	8/1/11	1,000,000	1,084,300
Mendon Upton Regional School
District (Insured; FGIC)	6.00	6/1/07	600,000	607,368
Middleborough,
GO	5.00	12/15/16	1,000,000	1,114,050
Middleborough,
GO	5.00	12/15/18	1,275,000	1,412,381
Milton,
GO, BAN	4.25	1/19/07	5,000,000	5,004,600
Milton School	5.00	3/1/23	500,000	537,185
Milton School	5.00	3/1/24	500,000	536,455
Milton School	5.00	3/1/25	500,000	536,090
Northampton
(Insured; MBIA)	5.13	10/15/16	1,985,000	2,204,283
Northbridge
(Insured; AMBAC)	5.25	2/15/17	1,000,000	1,086,720
Pembroke,
GO (Insured; MBIA)	4.50	8/1/13	695,000	735,268
Pembroke,
GO (Insured; MBIA)	5.00	8/1/20	960,000	1,055,299
Pittsfield
(Insured; MBIA)	5.00	4/15/12	1,000,000	1,073,640
Pittsfield
(Insured; MBIA)	5.50	4/15/14	500,000	552,480
Quabbin Regional School District
(Insured; AMBAC)	6.00	6/15/08	780,000	809,063
Randolph
(Insured; AMBAC)	5.00	9/1/17	1,045,000	1,146,010
Randolph
(Insured; AMBAC)	5.00	9/1/24	490,000	530,905
Sandwich,
GO (Insured; MBIA)	5.75	8/15/10	1,050,000 a	1,140,090
Somerville
(Insured; FSA)	6.00	2/15/07	775,000	778,937
Springfield
(Insured; FGIC)	5.50	8/1/14	1,500,000	1,639,800
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,279,317
Springfield Water and Sewer
Commission, General Revenue

(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,341,543
University of Massachusetts
Building Authority, Project
Revenue (Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,072,060
Uxbridge
(Municipal Purpose Loan)
(Insured; MBIA)	6.13	11/15/07	525,000	537,794
Westfield
(Insured; FGIC)	6.50	5/1/10	735,000 a	811,109
Worcester
(Insured; FGIC)	5.63	8/15/10	1,000,000 a	1,081,490
Worcester
(Insured; FGIC)	5.00	4/1/18	625,000	680,131
Worcester
(Insured; MBIA)	5.25	8/15/16	1,000,000	1,115,810
Worcester
(Insured; MBIA)	5.25	8/15/17	1,000,000	1,117,030
Worcester
(Municipal Purpose Loan)
(Insured; MBIA)	6.25	7/1/10	755,000	824,241
U.S. Related--10.8%
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.15	5/15/11	250,000 c	245,157
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/12	300,000 c	296,319
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/13	1,175,000 c	1,152,710
Puerto Rico Commonwealth	6.00	7/1/08	2,500,000	2,581,250
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	1,050,000	1,173,449
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	1,500,000	1,646,145
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/15	1,350,000	1,540,634
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	500,000	565,215
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/15	1,135,000	1,295,273
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	1,000,000	1,098,320
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,410,569
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,217,050
Puerto Rico Government Development

Bank, Senior Notes	5.25	1/1/15	2,000,000	2,176,240
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,759,745
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	1,000,000	1,068,800
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	2,095,995
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,701,590
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/18	2,500,000	2,734,525
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,431,873
Puerto Rico Public Buildings
Authority, Revenue (Guaranteed
Government Facilities)
(Insured; MBIA)	4.00	7/1/07	1,050,000	1,052,604
Total Long-Term Municipal Investments
(cost $300,088,239)				309,587,091
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.3%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.55	12/1/06	10,100,000 d	10,100,000
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.55	12/1/06	200,000 d	200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.53	12/1/06	600,000 d	600,000
Total Short-Term Municipal Investments
(cost $10,900,000)				10,900,000
Total Investments (cost $310,988,239)			98.0%	320,487,091
Cash and Receivables (Net)			2.0%	6,627,880

Net Assets 100.0%	327,114,971

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon Balanced Fund
November 30, 2006 (Unaudited)

Common Stocks--39.4%	Shares	Value ($)

Consumer Discretionary--5.4%
Aeropostale	14,500 a	438,480
Bed Bath & Beyond	11,560 a	447,950
Best Buy	21,400	1,176,358
BorgWarner	8,600	497,080
Chico's FAS	21,020 a	499,225
Coach	21,600 a	933,336
Coldwater Creek	23,835 a	599,450
D.R. Horton	27,900	743,256
Family Dollar Stores	26,300	733,507
Federated Department Stores	20,300	854,427
Ford Motor	88,000	715,440
Fortune Brands	7,940	642,346
Harley-Davidson	18,700	1,379,499
Harman International Industries	5,700	591,888
McDonald's	23,430	983,357
News, Cl. B	116,090	2,499,418
NIKE, Cl. B	12,100	1,197,295
Starbucks	41,600 a	1,468,064
Starwood Hotels & Resorts
Worldwide	22,480	1,442,542
Target	25,340	1,472,001
Thor Industries	8,100	366,606
		19,681,525
Consumer Staples--3.2%
Anheuser-Busch Cos.	27,400	1,301,774
Avon Products	24,000	783,360
General Mills	23,860	1,334,967
PepsiCo	31,700	1,964,449
Procter & Gamble	51,795	3,252,208
Wal-Mart Stores	37,460	1,726,906
Walgreen	29,570	1,197,289
		11,560,953
Energy--4.1%
Apache	14,150	989,510
ConocoPhillips	27,420	1,845,366
Devon Energy	17,638	1,294,100
Exxon Mobil	65,650	5,042,577
Hess	21,410	1,076,281
Occidental Petroleum	27,020	1,360,187
Suncor Energy	13,230	1,045,435
Transocean	11,600 a	904,220
XTO Energy	24,156	1,222,294
		14,779,970
Financial--7.9%
Allstate	14,110	895,702
American Express	11,420	670,582
American International Group	44,196	3,107,862
Bank of America	31,091	1,674,250
Bear Stearns Cos.	4,030	614,494
Capital One Financial	17,150	1,335,642
Citigroup	44,706	2,216,971
Commerce Bancorp/NJ	10,500	364,980
Fannie Mae	14,620	833,779
Freddie Mac	19,070	1,280,741

Goldman Sachs Group	10,810	2,105,788
JPMorgan Chase & Co.	72,472	3,354,004
Legg Mason	10,800	1,029,888
Lehman Brothers Holdings	14,860	1,094,736
Morgan Stanley	11,880	904,781
Radian Group	5,870	312,343
Simon Property Group	10,460	1,066,711
St. Paul Travelers Cos.	37,390	1,937,176
U.S. Bancorp	33,986	1,143,289
Wachovia	13,367	724,358
Wells Fargo & Co.	58,960	2,077,750
		28,745,827
Health Care--4.8%
Aetna	25,960	1,072,407
Allergan	6,100	711,138
Amgen	27,910 a	1,981,610
Cardinal Health	14,700	949,914
Eli Lilly & Co.	31,000	1,661,290
Genentech	13,000 a	1,062,750
Genzyme	10,200 a	656,880
Johnson & Johnson	43,030	2,836,107
Medtronic	25,820	1,345,997
Novartis, ADR	18,050	1,054,301
Sanofi-Aventis, ADR	19,400	853,794
Teva Pharmaceutical Industries, ADR	21,200	679,672
UnitedHealth Group	52,200	2,561,976
		17,427,836
Industrial--4.4%
Caterpillar	19,780	1,226,953
Cooper Industries, Cl. A	7,990	730,605
Danaher	17,610	1,287,643
General Dynamics	11,980	896,583
General Electric	107,960	3,808,829
Goodrich	16,900	760,500
Honeywell International	22,570	970,059
Ingersoll-Rand, Cl. A	22,300	869,923
ITT Industries	12,460	672,217
Textron	15,500	1,510,475
Tyco International	38,270	1,159,198
United Technologies	25,220	1,627,447
WESCO International	5,700 a	381,330
		15,901,762
Information Technology--6.2%
Akamai Technologies	15,300 a	747,711
Amdocs	18,310 a	705,850
Apple Computer	22,400 a	2,053,632
Cisco Systems	135,980 a	3,655,142
Corning	45,300 a	976,668
Electronic Arts	14,110 a	788,044
Google, Cl. A	7,000 a	3,394,440
Linear Technology	21,640	695,510
Marvell Technology Group	40,000 a	825,600
MEMC Electronic Materials	8,500 a	338,300
Microchip Technology	21,100	719,721
Microsoft	129,820	3,807,621
Motorola	82,700	1,833,459
QUALCOMM	48,850	1,787,422
		22,329,120
Materials--1.2%
Air Products & Chemicals	24,780	1,713,289
Cia Vale do Rio Doce (CVRD), ADR	39,640	1,100,406

Freeport-McMoRan Copper & Gold, Cl. B			25,490	1,602,556
				4,416,251
Telecommunication Services--.9%
AT & T			28,497	966,333
NII Holdings			8,600 a	558,398
Qwest Communications International			68,600 a	527,534
Sprint Nextel			68,316	1,332,845
				3,385,110
Utilities--1.3%
Allegheny Energy			11,500 a	510,140
Dynegy, Cl. A			72,800 a	494,312
Entergy			10,330	943,336
Exelon			25,210	1,531,003
PPL			25,300	919,655
TXU			7,500	430,425
				4,828,871
Total Common Stocks
(cost $98,298,684)				143,057,225

	Coupon	Maturity	Principal
Bonds and Notes--37.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--1.1%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	275,000	272,866
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	910,000	890,536
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	955,000 b	961,312
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	550,000	553,619
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	770,000	773,179
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4	3.91	9/15/11	590,000	580,963
				4,032,475
Asset-Backed Ctfs./Other--.4%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	755,000	745,784
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	195,000	195,634
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	385,000	380,898
				1,322,316
Automotive, Trucks & Parts--.3%
Johnson Controls,
Sr. Notes	5.25	1/15/11	1,080,000	1,079,739
Bank & Finance--4.3%
AEP Texas Central Transition
Funding, Ser. 2006-A, Cl. A4	5.17	1/1/18	1,075,000 b	1,062,906
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	400,000 c	405,268
AXA Financial,
Sr. Notes	7.75	8/1/10	840,000	913,346
Bank of America,
Sub. Notes	7.80	2/15/10	1,030,000	1,115,496
Bear Stearns Cos.,
Notes	4.50	10/28/10	980,000	963,492
Caterpillar Financial Services,
Notes	5.05	12/1/10	730,000	732,215
CIT Group,
Sr. Notes	7.75	4/2/12	705,000	785,482

Citigroup,
Sub. Notes	5.00	9/15/14	750,000	742,550
General Electric Capital,
Notes	5.50	4/28/11	830,000	848,359
Goldman Sachs Group,
Gtd. Notes	6.35	2/15/34	1,050,000	1,098,579
HSBC Holdings,
Sub. Notes	6.50	5/2/36	500,000	556,318
International Lease Finance,
Notes	5.75	6/15/11	680,000	698,997
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	750,000	764,423
John Deere Capital,
Notes	7.00	3/15/12	680,000	739,494
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	3.25	10/12/07	895,000	881,489
Lehman Brothers Holdings,
Sub. Notes	5.75	1/3/17	1,090,000	1,118,308
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,185,000	1,148,022
PNC Funding,
Sr. Notes	4.50	3/10/10	900,000	886,948
				15,461,692
Building & Construction--.1%
CRH America,
Gtd. Notes	5.30	10/15/13	530,000	522,709
Commercial & Professional Services--.2%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	900,000 c	894,728
Commercial Mortgage Pass-Through Ctfs.--1.8%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.35	9/10/47	1,575,000 b	1,588,391
Citigroup/Deutsche Bank Commercial
Mortgage Association,
Ser. 2006-CD3, Cl. AM	5.65	10/15/48	535,000	554,307
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.61	1/15/46	690,000 b	702,485
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP2, Cl. AM	4.78	7/15/42	740,000	721,264
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-CB12, Cl. AM	4.95	9/12/37	40,000 b	39,392
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB15, Cl. AM	5.86	6/12/43	950,000 b	1,001,235
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C6, Cl. AM	5.41	9/11/46	590,000	601,362
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C3, Cl. AM	5.71	3/15/39	820,000 b	854,302
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C4, Cl. AM	6.12	6/15/38	610,000 b	648,393
				6,711,131
Food & Beverages--.2%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	590,000	597,639
Foreign/Governmental--.6%
Province of Ontario,
Notes	5.13	7/17/12	500,000	508,752
Province of Ontario,

Sr. Unsub. Bonds	5.50	10/1/08	465,000	469,619
United Mexican States,
Notes	5.63	1/15/17	825,000	831,600
United Mexican States,
Notes	6.63	3/3/15	185,000	198,875
				2,008,846
Health Care--.2%
Aetna,
Sr. Unsub. Notes	5.75	6/15/11	545,000	558,154
Industrials--1.2%
Devon Financing,
Gtd. Notes	6.88	9/30/11	600,000	642,167
Fortune Brands,
Notes	5.13	1/15/11	660,000	652,513
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	650,000	649,240
International Business Machines,
Debs.	7.00	10/30/25	650,000	764,083
Oracle,
Notes	5.00	1/15/11	1,000,000	999,395
Wal-Mart Stores,
Bonds	5.25	9/1/35	825,000	787,871
				4,495,269
Media & Telecommunications--1.9%
AT & T,
Notes	6.80	5/15/36	420,000	460,820
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	600,000	621,714
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	800,000	818,206
Comcast,
Gtd. Notes	5.90	3/15/16	1,045,000	1,066,204
News America Holdings,
Gtd. Debs.	7.60	10/11/15	665,000	758,116
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	717,252
Sprint Capital,
Gtd. Notes	6.90	5/1/19	955,000	1,013,469
Time Warner,
Gtd. Notes	6.50	11/15/36	860,000	881,119
Verizon Global Funding,
Notes	7.25	12/1/10	600,000	646,117
				6,983,017
Real Estate Investment Trusts--.4%
ERP Operating,
Notes	6.95	3/2/11	750,000	802,460
Simon Property Group,
Unscd. Notes	5.75	5/1/12	750,000	769,029
				1,571,489
Residential Mortgage Pass-Through Ctfs.--.3%
Washington Mutual,
Ser. 2003-S4, Cl. 4A1	4.00	2/25/32	219,167	212,283
Washington Mutual,
Ser. 2004-AR9, Cl. A6	4.16	8/25/34	845,000 b	826,548
				1,038,831
U.S. Government Agencies--3.8%
Federal Home Loan Banks,
Bonds	5.40	9/18/08	955,000	956,287
Federal Home Loan Banks,
Bonds	5.40	10/23/09	805,000	805,215
Federal Home Loan Banks,

Bonds	5.50	2/21/08	700,000	700,237
Federal Home Loan Banks,
Bonds, Ser. 661	5.50	6/13/08	620,000	621,386
Federal Home Loan Banks,
Bonds, Ser. 659	5.50	6/5/09	730,000	731,689
Federal Home Loan Banks,
Bonds	5.63	8/14/08	840,000	840,838
Federal Home Loan Banks,
Bonds	5.75	8/7/09	710,000	712,027
Federal Home Loan Banks,
Bonds, Ser. 670	5.88	6/29/09	745,000	747,307
Federal Home Loan Mortgage Corp.,
Notes	5.00	12/28/07	455,000	454,431
Federal Home Loan Mortgage Corp.,
Notes	5.33	2/27/09	495,000	494,929
Federal Home Loan Mortgage Corp.,
Notes	5.50	4/24/09	1,095,000	1,095,735
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	845,000	851,954
Federal National Mortgage
Association, Notes	5.20	11/8/10	715,000	713,348
Federal National Mortgage
Association, Notes	5.25	4/4/08	765,000	765,214
Federal National Mortgage
Association, Notes, Ser. 1	5.30	10/10/08	690,000	690,246
Federal National Mortgage
Association, Notes	5.60	6/15/09	905,000	906,353
Federal National Mortgage
Association, Notes	5.70	7/17/08	800,000	802,683
Federal National Mortgage
Association, Notes	5.75	6/9/11	755,000	761,640
				13,651,519
U.S. Government Agencies/Mortgage-Backed--13.0%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21			3,495,702	3,401,730
5.00%, 10/1/18 - 7/1/36			5,905,448	5,790,485
5.10%, 10/1/35			1,212,555 [b]	1,204,038
5.50%, 9/1/19 - 3/1/35			3,390,776	3,398,286
6.00%, 7/1/20			198,249	201,847
7.00%, 8/1/29 - 8/1/36			762,088	783,994
Federal National Mortgage Association:
3.98%, 3/1/35			1,065,319 [b]	1,045,704
4.57%, 3/1/35			382,717 [b]	374,907
4.96%, 9/1/35			1,216,996 [b]	1,205,582
5.00%, 5/1/19 - 4/1/36			6,677,930	6,551,762
5.09%, 10/1/35			1,081,421	1,073,686
5.50%, 1/1/20 - 4/1/36			10,922,989	10,905,348
6.00%, 9/1/21 - 3/1/35			4,017,896	4,077,875
6.50%, 3/1/17 - 11/1/36			4,626,773	4,723,754
7.00%, 6/1/09 - 7/1/36			961,343	986,737
7.50%, 7/1/32			160,130	166,795
8.00%, 2/1/13			128,262	129,969
Government National Mortgage Association I:
6.00%, 10/15/08 - 10/15/33			436,156	440,854
7.00%, 5/15/23 - 11/15/23			332,453	343,833
7.50%, 3/15/27			112,182	117,312
8.00%, 2/15/08			54,344	54,603
9.00%, 12/15/09			193,715	197,719
Federal National Mortgage Association;
4.50%, 8/1/20			10,326	10,058
				47,186,878

U.S. Government Securities--7.3%
U.S. Treasury Bonds	4.50	2/15/36	365,000 d	361,492
U.S. Treasury Bonds	6.25	8/15/23	6,745,000 d	7,977,022
U.S. Treasury Notes	4.00	11/15/12	2,415,000 d	2,363,587
U.S. Treasury Notes	4.25	1/15/11	4,635,000 d	4,600,784
U.S. Treasury Notes	4.50	11/15/15	1,130,000 d	1,133,709
U.S. Treasury Notes	4.63	8/31/11	3,120,000 d	3,144,377
U.S. Treasury Notes	4.63	11/15/16	175,000 d	177,352
U.S. Treasury Notes	4.88	8/15/16	685,000 d	706,754
U.S. Treasury Notes	5.13	5/15/16	1,275,000 d	1,339,348
U.S. Treasury Notes	6.00	8/15/09	4,700,000 d	4,875,517
				26,679,942
Utilities--.2%
FPL Group Capital,
Gtd. Debs.	6.13	5/15/07	700,000	702,435
Total Bonds and Notes
(cost $135,399,056)				135,498,809

Other Investments--23.1%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund			3,014,000 e	3,014,000
Mellon Emerging Markets Fund,
Class M Shares			509,464 f	14,127,433
Mellon International Fund, Class M
Shares			1,759,979 f	33,263,595
Mellon Mid Cap Stock Fund, Class M
Shares			1,452,607 f	22,312,039
Mellon Small Cap Stock Fund, Class
M Shares			679,284 f	11,147,043
Total Other Investment
(cost $63,264,753)				83,864,110

Investment of Cash Collateral
for Securities Loaned--5.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $19,197,591)			19,197,591 [e]	19,197,591

Total Investments (cost $316,160,084)			105.1%	381,617,735
Liabilities, Less Cash and Receivables			(5.1%)	(18,544,602)
Net Assets			100.0%	363,073,133

ADR - American Depository Receipts
a Non-income producing security.

b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November
30, 2006, these securities amounted to $1,299,996 or .4% of net assets.
d	All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities on loan is $18,807,678 and the total market value of the collateral held by the fund is $19,197,591.
e	Investment in affiliated money market mutual fund.
f	Investment in affiliated mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Money Market Fund
November 30, 2006 (Unaudited)

Bond Anticipation Notes--.8%	Principal Amount ($)	Value ($)

Camden County Improvement Authority, NJ
5.66%, 8/1/07
(cost $6,100,000)	6,100,000	6,100,000
Negotiable Bank Certificates of Deposit--19.3%

Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
5.32%, 1/17/07	35,000,000	35,000,416
Credit Suisse (Yankee)
5.31%, 10/12/07	17,400,000	17,412,162
DEPFA BANK PLC
5.29%, 2/20/07	5,000,000	5,000,000
HBOS Treasury Services PLC (Yankee)
5.34%, 12/11/06	36,200,000	36,200,050
Rabobank Nederland
5.24%, 11/21/07	11,600,000	11,600,543
Royal Bank of Scotland PLC (Yankee)
4.81%, 1/16/07	8,400,000	8,400,422
Toronto-Dominion Bank (Yankee)
5.30% - 5.51%, 4/13/07 - 8/3/07	37,000,000	37,021,188
Total Negotiable Bank Certificates of Deposit
(cost $150,634,781)		150,634,781
Commercial Paper--68.4%

AIG Funding Inc.
5.16% - 5.22%, 2/2/07 - 3/9/07	37,000,000	36,627,623
Allied Irish Banks N.A. Inc.
5.24%, 12/4/06	37,000,000	36,983,859
American Express Credit Corp.
5.23%, 12/11/06	37,000,000	36,946,247
ANZ National (International) Ltd.
4.64%, 1/2/07	15,000,000 a	14,929,200
Banco Santander Puerto Rico
5.25%, 12/1/06	23,612,000	23,612,000
Calyon
5.18%, 5/21/07	37,000,000	36,089,615
DEPFA BANK PLC
5.25%, 2/27/07	28,000,000 a	27,641,009
Dexia Delaware LLC
5.23%, 12/13/06	37,000,000	36,935,497
Duke University, NC
5.30% - 5.82%, 12/5/06 - 12/11/06	19,513,000	19,491,999
General Electric Capital Corp.
5.23% - 5.27%, 12/1/06 - 1/8/07	37,000,000	36,916,558
ING (US) Funding LLC
5.18% - 5.24%, 2/28/07	36,600,000	36,131,059
Oakland-Alameda Counties Coliseum Authority, CA
5.30%, 12/4/06	29,500,000	29,500,000

Prudential Funding LLC
5.23%, 12/11/06	37,000,000	36,946,247
Rabobank USA Financial Corp.
5.28%, 12/1/06	25,000,000	25,000,000
Salvation Army
5.40% - 5.50%, 12/5/06 - 3/9/07	24,545,000	24,545,000
Santa Clara Valley Water District, CA
5.27%, 12/22/06	18,500,000	18,443,133
Societe Generale
5.25%, 1/19/07	15,000,000	14,892,813
UBS Finance Delaware LLC
5.23%, 1/17/07	38,000,000	37,740,534
University of Michigan
5.27%, 12/5/06	4,660,000	4,660,000
Total Commercial Paper
(cost $534,032,393)		534,032,393
Corporate Notes--12.3%

1610 N. 2nd Street LLC and Schlitz Park Associates II LP
5.35%, 12/1/06	13,180,000 b	13,180,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan
5.40%, 12/7/06	5,950,000 b	5,950,000
Eskaton Lodge Granite Bay LP
5.35%, 12/1/06	6,555,000 b	6,555,000
General Secretariat of American States
5.32%, 12/7/06	4,280,000 b	4,280,000
Mullenix St. Charles Properties LP
5.34%, 12/7/06	7,000,000 b	7,000,000
New Jersey Economic Development Authority
5.30%, 12/7/06	7,800,000 b	7,800,000
New York State Dormitory Authority
5.30%, 12/7/06	400,000 b	400,000
New York State Housing Finance Agency
5.36%, 12/7/06	3,500,000 b	3,500,000
Pitney Road Partners LLC
5.35%, 12/7/06	6,030,000 b	6,030,000
Sacramento County, CA
5.36%, 12/7/06	15,300,000 b	15,300,000
Tulsa Oklahoma Airports Improvement Trust
5.35%, 12/7/06	17,150,000 b	17,150,000
Washington State Housing Finance Commission
5.35% - 5.38%, 12/1/06	8,585,000 b	8,585,000
Total Corporate Notes
(cost $95,730,000)		95,730,000
Repurchase Agreements--.8%

J.P. Morgan Chase & Co.
5.18%, dated 11/30/06, due 12/1/06 in the amount of
$6,000,863 (fully collateralized by $5,603,000
Treasury Inflation Protected Securities, 2%, due
1/15/14, value $6,120,157)
(cost $6,000,000)	6,000,000	6,000,000
Total Investments (cost $792,497,174)	101.6%	792,497,174

Liabilities, Less Cash and Receivables		(1.6%)	(12,632,267)
Net Assets		100.0%	779,864,907
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities
	amounted to $42,570,209 or 5.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon National Municipal Money Market Fund
November 30, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.5%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.9%
Daphne-Villa Mercy Special Care
Facilities Financing
Authority, Health Care
Facilities Revenue (Mercy
Medical Project) (LOC; Amsouth
Bank)		3.46	12/7/06	4,100,000 a	4,100,000
Port City Medical Clinic Board,
Health Care Facilities Revenue
(Infirmary Health Systems)
(Insured; AMBAC and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)		3.48	12/7/06	10,000,000 a	10,000,000

Colorado--10.6%
Castlewood Ranch Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)		3.45	12/1/06	6,250,000	6,250,000
Castlewood Ranch Metropolitan
District, GO Notes, Refunding
(LOC; U.S. Bank NA)		3.45	12/1/06	3,300,000	3,300,000
Central Platte Valley Metropolitan
District, GO (LOC; U.S. Bank
NA)		3.70	12/1/06	2,500,000	2,500,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Facilities Revenue
(Campus Village Apartments
Project) (LOC; Citibank NA)		3.48	12/7/06	22,865,000 a	22,865,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)		3.53	12/7/06	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,
Refunding (LOC; U.S. Bank NA)		3.53	12/7/06	7,400,000 a	7,400,000
Pinery West Metropolitan District
Number 2, GO Notes (LOC; U.S.
Bank NA)		3.70	11/1/07	8,705,000	8,705,000
Westminster Economic Development
Authority, Tax Increment
Revenue (North Huron Urban
Renewal Project) (LOC; DEPFA
Bank PLC)		3.50	12/7/06	22,650,000 a	22,650,000

Florida--2.9%

Florida Gulf Coast University
Financing Corporation, Capital
Improvement Revenue (Housing
Project) (LOC; Wachovia Bank)	3.30	2/1/07	8,000,000	8,000,000
Florida Gulf Coast University
Financing Corporation, Capital
Improvement Revenue (Parking
Project) (LOC; Wachovia Bank)	3.30	2/1/07	6,000,000	6,000,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.67	12/1/06	8,000,000 a	8,000,000

Georgia--5.8%
Burke County Development
Authority, PCR, CP (Vogtle
Project) (Insured; AMBAC and
Liquidity Facility; Rabobank
Nederland)	3.56	3/2/07	21,000,000	21,000,000
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	3.55	12/7/06	6,530,000 a	6,530,000
De Kalb County Housing Authority,
MFHR, Refunding (Wood Terrace
Apartment Project) (Insured;
FNMA)	3.61	12/7/06	15,935,000 a	15,935,000

Idaho--2.2%
Idaho,
GO Notes, TAN	4.50	6/29/07	12,000,000	12,053,278
Idaho Health Facilities Authority,
Health Care Facilities Revenue
(Aces-Pooled Financing
Program) (LOC; U.S. Bank NA)	3.55	12/7/06	4,300,000 a	4,300,000

Illinois--14.6%
Illinois Educational Facilities
Authority, Revenue
(Benedictine University
Project) (LOC; National City
Bank)	3.50	12/7/06	12,400,000 a	12,400,000
Illinois Educational Facilities
Authority, Revenue (Columbia
College Chicago) (LOC; Bank of
Montreal)	3.48	12/7/06	9,705,000 a	9,705,000
Illinois Educational Facilities
Authority, Revenue, CP (LOC;
Northern Trust)	3.60	1/17/07	9,000,000	9,000,000
Illinois Finance Authority,
Revenue (Resurrection Health

Care) (LOC; JPMorgan Chase
Bank)	3.67	12/1/06	17,100,000 a	17,100,000
Illinois Health Facilities
Authority, Revenue (Decatur
Memorial Hospital Project)
(Insured; MBIA and Liquidity
Facility; Northern Trust Co.)	3.45	12/7/06	5,000,000 a	5,000,000
Illinois Health Facilities
Authority, Revenue (Ingalls
Memorial Hospital) (LOC;
Northern Trust Co.)	3.46	12/7/06	14,800,000 a	14,800,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Program) (LOC;
Bank One)	3.50	12/7/06	5,800,000 a	5,800,000
Illinois Health Facilities
Authority, Revenue (Rush
Presbyterian Saint Luke's
Medical Center) (LOC; Northern
Trust Co.)	3.50	12/7/06	2,900,000 a	2,900,000
Illinois Health Facilities
Authority, Revenue (Swedish
Covenant Hospital) (Insured;
AMBAC and Liquidity Facility;
Northern Trust Co.)	3.45	12/7/06	5,100,000 a	5,100,000
Regional Transportation Authority,
GO, Refunding (Liquidity
Facility; DEPFA Bank PLC)	3.50	12/7/06	26,985,000 a	26,985,000

Kentucky--4.6%
Breckinridge County,
LR (Kentucky Association
Counties Leasing Trust) (LOC;
U.S. Bank NA)	3.46	12/7/06	4,000,000 a	4,000,000
Kentucky Economic Development
Finance Authority, HR (Baptist
Healthcare System Obligated
Group) (Insured; MBIA and
Liquidity Facility; National
City Bank)	3.65	12/1/06	15,905,000 a	15,905,000
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	3.66	12/1/06	15,000,000 a	15,000,000

Maine--.6%
Maine Finance Authority,
Revenue (Foxcroft Academy
Issue) (LOC; Allied Irish Bank)	3.50	12/7/06	4,700,000 a	4,700,000

Massachusetts--4.7%
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure

Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.65	12/1/06	7,100,000 a	7,100,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	3.40	12/7/06	12,608,000 a	12,608,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.47	12/7/06	5,900,000 a	5,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Childrens
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.63	12/1/06	7,600,000 a	7,600,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.73	12/1/06	2,000,000 a	2,000,000

Michigan--1.3%
Detroit,
Sewage Disposal System Second
Lien Revenue, CP (Insured;
FGIC and Liquidity Facility;
DEPFA Bank PLC)	3.78	7/12/07	10,000,000	10,000,000

Mississippi--5.2%
Jackson County,
Port Facility Revenue,
Refunding (Chevron U.S.A. Inc.
Project)	3.64	12/1/06	26,200,000 a	26,200,000
Mississippi Development Bank,
CP (LOC; BNP Paribas)	3.80	3/19/07	13,100,000	13,100,000

Missouri--.7%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University)
(Insured; MBIA and Liquidity
Facility; The Bank of New York)	3.72	12/1/06	5,000,000 a	5,000,000

Montana--1.7%
RBC Municipal Products Inc.
(Forsyth, PCR (NorthWestern
Corporation Colstrip Project))
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.52	12/7/06	13,000,000 a	13,000,000

Nebraska--5.1%
Eclipse Funding Trust
(Omaha Metropolitan Utilities
District) (Insured; MBIA and
Liquidity Facility; U.S.
Bancorp)	3.52	12/7/06	19,080,000 a	19,080,000
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; ABN-AMRO)	3.65	12/1/06	19,300,000 a	19,300,000

Nevada--2.0%
Clark County,
Highway Revenue, CP (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.52	2/8/07	15,000,000	15,000,000

New Hampshire--1.0%
New Hampshire Business Finance
Authority, RRR, Refunding
(Wheelabrator Concord Company
LP Project) (LOC; Wachovia
Bank)	3.50	12/7/06	7,600,000 a	7,600,000

New York--2.8%
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	3.57	12/1/06	21,000,000 a	21,000,000

North Carolina--2.6%
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.48	12/7/06	19,700,000 a	19,700,000

Ohio--5.0%
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (Cleveland Museum of
Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	3.48	12/7/06	20,000,000 a	20,000,000
Cuyahoga County,
HR, Refunding (Metrohealth
System Project) (LOC; National
City Bank)	3.50	12/7/06	17,500,000 a	17,500,000

Pennsylvania--2.4%
Philadelphia Hospitals and Higher
Education Facilities

Authority, HR (Temple
University) (LOC; PNC Bank)	3.53	12/7/06	3,400,000 a	3,400,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	3.47	12/7/06	14,910,000 a	14,910,000

Tennessee--8.8%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.65	12/1/06	21,100,000 a	21,100,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.65	12/1/06	11,000,000 a	11,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.65	12/1/06	21,400,000 a	21,400,000
Tennessee State School Bond
Authority, CP	3.60	3/8/07	13,000,000	13,000,000

Texas--8.3%
Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility;
Westdeutsche Landesbank)	3.65	12/1/06	15,435,000 a	15,435,000
Harris County Health Facilities
Development Corporation,
Revenue (Texas Children's
Hospital Project) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.66	12/1/06	6,190,000 a	6,190,000
Southwest Higher Education
Authority, Inc., Higher
Education Revenue, Refunding
(Southern Methodist University
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.63	12/1/06	6,300,000 a	6,300,000
Texas,
TRAN	4.50	8/31/07	22,300,000	22,450,704
Texas A&M University,
Revenue, CP	3.60	1/18/07	11,700,000	11,700,000

Vermont--.7%
Winooski,

Special Obligation, Refunding
(LOC; TD Banknorth, N.A.)	3.66	12/1/06	5,000,000 a	5,000,000

Washington--2.0%
Snohomish County Public Utility
District Number 1, Generation
System Revenue, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.46	12/7/06	15,100,000 a	15,100,000

Wisconsin--2.0%
Wisconsin Health and Education
Facilities Authority, Revenue
(Wheaton Franciscan Services
Inc. System) (LOC; Citibank NA)	3.47	12/7/06	7,000,000 a	7,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(University of Wisconsin
Medical Foundation, Inc.)
(LOC; ABN-AMRO)	3.45	12/7/06	7,800,000 a	7,800,000

Total Investments (cost $747,606,982)			99.5%	747,606,982
Cash and Receivables (Net)			.5%	4,028,868
Net Assets			100.0%	751,635,850
a Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mellon Funds Trust

By:	/s/Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	1/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	1/24/2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	1/24/2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)